Schedule of Investments (unaudited)
May 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.6%
Honeywell Aerospace, Inc.
3.90%, 03/16/28(a)	$130	$128,971
4.00%, 03/16/29(a)(b)	740	731,391
4.30%, 03/16/31(a)	3,905	3,845,174
L3Harris Technologies, Inc., 1.80%, 01/15/31	455	400,283
Northrop Grumman Corp.
3.25%, 01/15/28	115	113,090
4.60%, 02/01/29	465	467,792
4.65%, 07/15/30	345	346,190
RTX Corp.
4.13%, 11/16/28	450	447,137
5.75%, 01/15/29	325	335,748
7.20%, 08/15/27(b)	14	14,485
7.50%, 09/15/29(b)	113	123,108
		6,953,369
Agriculture — 0.6%
Archer-Daniels-Midland Co., 3.25%, 03/27/30	1,160	1,108,776
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	495	452,449
3.20%, 04/21/31	1,000	933,353
3.75%, 09/25/27	490	486,575
4.10%, 01/07/28	35	34,848
4.20%, 09/17/29	2,415	2,388,535
4.55%, 08/04/30	2,185	2,173,891
		7,578,427
Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	3	2,832
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	260	251,693
Delta Air Lines, Inc.
3.75%, 10/28/29	1,180	1,140,291
4.38%, 04/19/28	20	19,918
4.95%, 07/10/28	195	196,055
5.25%, 07/10/30	1,700	1,719,608
		3,330,397
Apparel — 0.2%
PVH Corp., 5.50%, 06/13/30(b)	1,570	1,591,421
Tapestry, Inc., 5.10%, 03/11/30(b)	1,000	1,010,375
		2,601,796
Auto Manufacturers — 2.5%
American Honda Finance Corp.
2.00%, 03/24/28(b)	249	238,261
2.25%, 01/12/29	445	419,303
3.50%, 02/15/28	287	282,241
4.40%, 09/05/29	875	867,595
4.45%, 01/08/31(b)	250	245,639
4.70%, 01/12/28	1,775	1,781,246
4.90%, 03/13/29(b)	645	649,873
5.13%, 07/07/28	640	646,770
5.65%, 11/15/28(b)	658	674,296
Series A, 4.90%, 04/10/31	225	224,423
Cummins, Inc.
1.50%, 09/01/30	2,940	2,606,280
4.25%, 05/09/28	120	119,993
4.70%, 02/15/31	2,120	2,134,144
4.90%, 02/20/29	4,512	4,574,874
Security	Par (000)	Value
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
2.90%, 02/16/28	$1,045	$1,009,854
2.90%, 02/10/29	89	83,930
3.82%, 11/02/27	222	218,744
4.13%, 08/17/27	450	446,558
4.97%, 04/06/29	225	223,438
5.11%, 05/03/29	25	24,927
5.30%, 09/06/29	145	145,128
5.42%, 04/09/31(b)	400	398,674
5.80%, 03/08/29	97	98,391
5.88%, 11/07/29	150	152,364
6.80%, 05/12/28	305	314,421
6.80%, 11/07/28	692	717,123
7.35%, 11/04/27	360	371,499
7.35%, 03/06/30	1,195	1,271,914
General Motors Co.
5.00%, 10/01/28	31	31,241
5.63%, 04/15/30	210	216,120
6.80%, 10/01/27	150	154,028
General Motors Financial Co., Inc.
2.35%, 01/08/31	775	694,687
2.40%, 04/10/28	79	76,015
2.40%, 10/15/28	250	237,701
2.70%, 08/20/27	100	97,969
3.60%, 06/21/30	1,015	970,057
3.85%, 01/05/28	120	118,862
4.30%, 04/06/29	155	153,406
4.60%, 01/08/31	290	287,093
4.90%, 10/06/29	90	90,481
5.35%, 01/07/30	845	861,591
5.55%, 07/15/29	490	501,614
5.65%, 01/17/29	40	40,905
5.75%, 02/08/31	100	103,471
5.80%, 06/23/28	325	332,193
5.80%, 01/07/29	324	333,020
5.85%, 04/06/30(b)	1,490	1,545,341
6.00%, 01/09/28	430	439,182
Toyota Motor Corp., 5.12%, 07/13/28	270	274,569
Toyota Motor Credit Corp.
1.15%, 08/13/27	1,150	1,111,608
1.90%, 04/06/28	145	139,339
3.05%, 01/11/28	35	34,408
3.65%, 01/08/29	20	19,674
4.45%, 06/29/29	117	117,090
4.55%, 09/20/27	3	3,017
4.55%, 08/09/29	152	152,493
4.63%, 01/12/28(b)	93	93,693
4.65%, 01/05/29	15	15,110
5.05%, 05/16/29	120	122,178
5.25%, 09/11/28	117	119,379
5.45%, 11/10/27	190	193,508
Series B, 4.20%, 01/10/31	335	330,190
		30,953,136
Auto Parts & Equipment — 0.3%
BorgWarner, Inc.
2.65%, 07/01/27	610	599,478
4.95%, 08/15/29	1,030	1,041,104
Lear Corp.
3.50%, 05/30/30	1,125	1,071,240
3.80%, 09/15/27	324	321,610

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
4.25%, 05/15/29(b)	$839	$828,821
		3,862,253
Banks — 28.3%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	250	249,301
4.62%, 12/16/29(b)	700	706,790
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	400	394,873
4.97%, 05/08/31	495	495,022
5.38%, 03/13/29	210	214,824
6.14%, 09/14/28, (1-year CMT + 2.70%)(c)	514	524,979
Banco Santander SA
3.31%, 06/27/29	677	653,035
3.49%, 05/28/30	1,205	1,147,097
3.80%, 02/23/28	250	247,068
4.38%, 04/12/28	315	314,033
4.87%, 04/15/31	400	397,655
5.37%, 07/15/28, (1-year CMT + 0.95%)(c)	290	292,913
5.54%, 03/14/30, (1-year CMT + 1.45%)(b)(c)	1,307	1,332,221
5.57%, 01/17/30	460	471,182
5.59%, 08/08/28	890	909,632
6.61%, 11/07/28	476	498,273
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(c)	110	98,252
2.09%, 06/14/29, (1-day SOFR + 1.06%)(c)	836	796,112
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(c)	1,265	1,170,502
2.59%, 04/29/31, (1-day SOFR + 2.15%)(c)	220	203,313
2.69%, 04/22/32, (1-day SOFR + 1.32%)(c)	135	122,539
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(c)	528	499,124
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(c)	322	308,363
3.25%, 10/21/27	704	696,465
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(c)	2,505	2,465,108
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.63%)(c)	1,380	1,367,866
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(c)	150	148,638
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(c)	1,055	1,037,824
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(c)	1,390	1,381,524
4.46%, 02/06/32, (1-day SOFR + 0.87%)(c)	1,125	1,107,831
4.70%, 04/23/32, (1-day SOFR + 1.04%)(c)	2,075	2,063,455
4.95%, 07/22/28, (1-day SOFR + 2.04%)(c)	1,135	1,142,139
5.16%, 01/24/31, (1-day SOFR + 1.00%)(c)	1,370	1,392,693
5.20%, 04/25/29, (1-day SOFR + 1.63%)(c)	1,540	1,558,765
5.82%, 09/15/29, (1-day SOFR + 1.57%)(c)	164	168,366
6.20%, 11/10/28, (1-day SOFR + 1.99%)(c)	305	312,517
Series L, 4.18%, 11/25/27(b)	1,390	1,386,211
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(c)	5	4,538
Bank of Montreal
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(c)	301	296,295
4.64%, 09/10/30, (1-day SOFR + 1.25%)(c)	1,337	1,338,313
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(c)	105	105,926
5.20%, 02/01/28	799	809,579
5.72%, 09/25/28	554	568,941
Security	Par (000)	Value
Banks (continued)
Series H, 4.70%, 09/14/27(b)	$290	$291,363
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(c)	360	354,398
Bank of New York Mellon Corp.(The)
1.65%, 07/14/28(b)	1,035	980,635
1.65%, 01/28/31	155	136,892
3.00%, 10/30/28	315	304,761
3.30%, 08/23/29	748	720,384
3.40%, 01/29/28(b)	202	199,830
3.85%, 04/28/28(b)	1,370	1,363,700
3.85%, 04/26/29(b)	436	430,578
3.99%, 06/13/28, (1-day SOFR + 1.15%)(c)	105	104,746
4.44%, 06/09/28, (1-day SOFR + 0.68%)(c)	100	100,213
4.54%, 02/01/29, (1-day SOFR + 1.17%)(c)	738	740,076
4.54%, 04/23/32, (1-day SOFR + 0.90%)(c)	425	422,046
4.60%, 07/26/30, (1-day SOFR + 1.76%)(c)	760	761,115
4.94%, 02/11/31, (1-day SOFR + 0.89%)(c)	420	424,555
4.98%, 03/14/30, (1-day SOFR + 1.09%)(c)	800	809,617
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(c)	560	571,490
6.32%, 10/25/29, (1-day SOFR + 1.60%)(c)	250	260,215
Series J, 1.90%, 01/25/29	765	718,568
Bank of Nova Scotia(The)
4.04%, 09/15/28, (1-day SOFR + 0.76%)(c)	350	348,424
4.25%, 02/02/30, (1-day SOFR + 0.73%)(c)	570	564,312
4.34%, 09/15/31, (1-day SOFR + 1.09%)(c)	2,865	2,816,520
4.40%, 09/08/28, (1-day SOFR + 1.00%)(c)	1,549	1,548,785
4.58%, 06/05/29, (1-day SOFR + 0.66%)(c)	500	500,419
4.85%, 02/01/30	1,440	1,453,343
4.90%, 06/05/32, (1-day SOFR + 0.97%)(c)	500	500,498
4.93%, 02/14/29, (1-day SOFR + 0.89%)(c)	815	821,651
5.13%, 02/14/31, (1-day SOFR + 1.07%)(c)	1,010	1,025,337
5.25%, 06/12/28	100	101,843
5.45%, 08/01/29	2,576	2,646,950
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(c)	2,080	1,907,997
2.67%, 03/10/32, (1-year CMT + 1.20%)(c)	1,370	1,234,765
3.56%, 09/23/35, (5-year CMT + 2.90%)(c)	600	562,575
4.22%, 05/24/30, (1-day SOFR + 0.93%)(c)	600	590,976
4.34%, 01/10/28	145	144,722
4.48%, 11/11/29, (1-day SOFR + 1.08%)(c)	590	586,357
4.52%, 02/24/32, (1-day SOFR + 1.14%)(c)	825	808,531
4.84%, 05/09/28	995	996,615
4.94%, 09/10/30, (1-day SOFR + 1.56%)(c)	1,260	1,263,882
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(c)	1,514	1,522,187
5.09%, 02/25/29, (1-day SOFR + 0.96%)(c)	510	514,044
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(c)	918	920,440
5.37%, 02/25/31, (1-day SOFR + 1.23%)(c)	1,065	1,081,680
5.50%, 08/09/28, (1-year CMT + 2.65%)(c)	315	318,192
5.69%, 03/12/30, (1-day SOFR + 1.74%)(c)	1,278	1,308,753
6.49%, 09/13/29, (1-day SOFR + 2.22%)(c)	380	394,332
7.39%, 11/02/28, (1-year CMT + 3.30%)(c)	435	451,091
Canadian Imperial Bank of Commerce
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(c)	95	94,781
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(c)	750	743,257
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(c)	4,450	4,414,022
4.63%, 09/11/30, (1-day SOFR + 1.34%)(c)	424	423,677
4.86%, 03/30/29, (1-day SOFR + 1.03%)(c)	440	442,923
5.00%, 04/28/28	732	740,341
5.25%, 01/13/31, (1-day SOFR + 1.11%)(c)	410	417,837
5.26%, 04/08/29	1,385	1,412,101
5.99%, 10/03/28	975	1,006,575

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Capital One NA
2.70%, 02/06/30	$2,190	$2,049,222
4.65%, 09/13/28	1,205	1,208,211
Citibank N.A.
4.84%, 08/06/29	408	412,914
4.91%, 05/29/30	415	420,622
5.80%, 09/29/28	836	864,305
Citigroup, Inc.
2.57%, 06/03/31, (1-day SOFR + 2.11%)(c)	1,420	1,306,176
2.67%, 01/29/31, (1-day SOFR + 1.15%)(c)	675	628,155
2.98%, 11/05/30, (1-day SOFR + 1.42%)(c)	743	702,676
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(c)	1,165	1,151,317
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.65%)(c)	405	401,670
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(c)	1,244	1,221,874
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(b)(c)	705	699,661
4.13%, 07/25/28	1,055	1,045,207
4.41%, 03/31/31, (1-day SOFR + 3.91%)(c)	1,535	1,517,446
4.45%, 09/29/27	1,260	1,259,279
4.50%, 09/11/31, (1-day SOFR + 1.17%)(c)	855	845,864
4.54%, 09/19/30, (1-day SOFR + 1.34%)(c)	510	507,873
4.95%, 05/07/31, (1-day SOFR + 1.46%)(c)	70	70,437
5.17%, 02/13/30, (1-day SOFR + 1.36%)(c)	205	207,908
5.59%, 11/19/34, (5-year CMT + 1.28%)(c)	840	852,646
6.63%, 01/15/28	190	197,367
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(c)	285	285,191
Citizens Financial Group, Inc.
2.50%, 02/06/30	35	32,242
3.25%, 04/30/30	80	75,715
5.25%, 03/05/31, (1-day SOFR + 1.26%)(c)	265	268,103
5.30%, 01/29/36, (5-year CMT + 1.45%)(c)	55	54,441
5.84%, 01/23/30, (1-day SOFR + 2.01%)(c)	135	138,591
Commonwealth Bank of Australia, 4.15%, 10/01/30	3,560	3,515,374
Commonwealth Bank of Australia/New York, Series C, 4.36%, 03/27/29	165	165,205
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.72%)(c)	325	295,503
3.55%, 09/18/31, (1-day SOFR + 3.04%)(c)	1,620	1,526,553
3.73%, 01/14/32, (1-day SOFR + 2.76%)(c)	30	28,012
4.47%, 12/10/31, (1-day SOFR + 1.10%)(c)	220	216,442
4.73%, 02/06/32, (1-day SOFR + 1.14%)(c)	850	836,668
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(c)	1,110	1,106,256
4.95%, 08/04/31, (1-day SOFR + 1.30%)(c)	1,445	1,441,500
5.00%, 09/11/30, (1-day SOFR + 1.70%)(c)	2,075	2,084,758
5.06%, 04/14/32, (1-day SOFR + 1.41%)(b)(c)	595	593,924
5.30%, 05/09/31, (1-day SOFR + 1.72%)(c)	840	847,694
5.37%, 09/09/27	30	30,448
5.37%, 01/10/29, (1-day SOFR + 1.21%)(c)	680	687,740
5.41%, 05/10/29	424	434,785
5.88%, 07/08/31, (1-day SOFR + 5.44%)(c)	215	219,174
6.72%, 01/18/29, (1-day SOFR + 3.18%)(c)	885	913,961
6.82%, 11/20/29, (1-day SOFR + 2.51%)(c)	1,101	1,153,384
Fifth Third Bancorp
3.95%, 03/14/28	107	106,126
4.57%, 04/29/32, (1-day SOFR + 0.95%)(c)	90	88,562
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(c)	20	19,984
Security	Par (000)	Value
Banks (continued)
4.90%, 09/06/30, (1-day SOFR + 1.49%)(c)	$30	$30,085
5.63%, 01/29/32, (1-day SOFR + 1.84%)(c)	220	226,540
6.34%, 07/27/29, (1-day SOFR + 2.34%)(c)	825	853,777
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(c)	65	66,621
Fifth Third Financial Corp.
4.00%, 02/01/29	306	301,527
5.98%, 01/30/30, (1-day SOFR + 2.16%)(c)	44	45,290
Fulton Financial Corp., 5.95%, 05/15/36, (3-mo. CME Term SOFR + 2.17%)(b)(c)	50	49,970
Goldman Sachs Group, Inc., 4.59%, 04/20/30, (1-day SOFR + 0.99%)(c)	1,725	1,719,083
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(c)	400	351,944
2.60%, 02/07/30	1,625	1,514,777
2.62%, 04/22/32, (1-day SOFR + 1.28%)(c)	280	252,155
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.77%)(c)	705	700,191
3.80%, 03/15/30	140	135,832
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(b)(c)	2,171	2,140,634
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(c)	1,510	1,498,895
4.37%, 10/21/31, (1-day SOFR + 1.06%)(c)	2,315	2,268,849
4.48%, 08/23/28, (1-day SOFR + 1.73%)(c)	755	755,023
4.52%, 01/21/32, (1-day SOFR + 0.96%)(c)	3,400	3,347,445
4.69%, 10/23/30, (1-day SOFR + 1.14%)(c)	630	629,018
4.97%, 06/03/32, (1-day SOFR + 1.03%)(c)	1,775	1,778,923
5.05%, 07/23/30, (1-day SOFR + 1.21%)(c)	450	454,087
5.21%, 01/28/31, (1-day SOFR + 1.08%)(c)	795	805,835
5.22%, 04/23/31, (1-day SOFR + 1.58%)(c)	1,615	1,637,575
5.73%, 04/25/30, (1-day SOFR + 1.27%)(c)	145	148,940
6.48%, 10/24/29, (1-day SOFR + 1.77%)(c)	1,401	1,458,985
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(c)	808	782,287
2.21%, 08/17/29, (1-day SOFR + 1.29%)(c)	979	929,974
2.36%, 08/18/31, (1-day SOFR + 1.95%)(c)	70	63,266
2.80%, 05/24/32, (1-day SOFR + 1.19%)(c)	820	741,434
2.85%, 06/04/31, (1-day SOFR + 2.39%)(c)	2,320	2,147,823
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(c)	1,398	1,369,873
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(c)	1,552	1,550,250
4.62%, 11/06/31, (1-day SOFR + 1.19%)(c)	1,290	1,274,631
4.68%, 03/10/32, (1-day SOFR + 1.21%)(c)	1,525	1,505,831
4.71%, 05/12/30, (1-day SOFR + 0.94%)(c)	600	598,586
4.76%, 06/09/28, (1-day SOFR + 2.11%)(c)	1,168	1,171,181
4.90%, 03/03/29, (1-day SOFR + 1.03%)(c)	240	241,246
4.95%, 03/31/30	930	940,270
5.13%, 11/19/28, (1-day SOFR + 1.04%)(c)	75	75,573
5.13%, 03/03/31, (1-day SOFR + 1.29%)(c)	1,305	1,316,634
5.21%, 08/11/28, (1-day SOFR + 2.61%)(c)	130	130,995
5.24%, 05/13/31, (1-day SOFR + 1.57%)(c)	1,230	1,245,686
5.29%, 11/19/30, (1-day SOFR + 1.29%)(c)	1,322	1,341,200
5.55%, 03/04/30, (1-day SOFR + 1.46%)(c)	430	438,951
5.73%, 05/17/32, (1-day SOFR + 1.52%)(c)	455	469,494
6.16%, 03/09/29, (1-day SOFR + 1.97%)(c)	674	691,619
7.39%, 11/03/28, (1-day SOFR + 3.35%)(c)	661	686,318
Huntington Bancshares, Inc./Ohio
2.55%, 02/04/30	745	689,971
4.44%, 08/04/28, (1-day SOFR + 1.97%)(c)	783	782,382
4.62%, 01/28/32, (1-day SOFR + 0.99%)(c)	250	246,541

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.27%, 01/15/31, (1-day SOFR + 1.28%)(c)	$615	$623,696
6.21%, 08/21/29, (1-day SOFR + 2.02%)(c)	320	330,427
Huntington National Bank (The), 5.65%, 01/10/30	25	25,794
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(c)	725	658,561
4.05%, 04/09/29(b)	1,260	1,245,693
4.55%, 10/02/28(b)	738	739,826
4.86%, 03/25/29, (1-day SOFR + 1.01%)(c)	1,030	1,036,302
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(c)	3,440	3,473,930
5.34%, 03/19/30, (1-day SOFR + 1.44%)(c)	725	738,260
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(c)	2,360	2,348,826
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(c)	45	39,667
1.95%, 02/04/32, (1-day SOFR + 1.07%)(c)	30	26,448
2.07%, 06/01/29, (1-day SOFR + 1.02%)(c)	228	217,387
2.18%, 06/01/28, (1-day SOFR + 1.89%)(c)	495	484,580
2.52%, 04/22/31, (1-day SOFR + 2.04%)(c)	1,035	955,497
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(c)	1,710	1,544,714
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(c)	1,276	1,201,314
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(c)	705	659,381
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(c)	335	329,817
3.63%, 12/01/27	40	39,587
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(c)	845	824,500
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(c)	405	401,313
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(c)	110	109,209
4.25%, 10/01/27	178	178,150
4.26%, 10/22/31, (1-day SOFR + 0.93%)(c)	870	853,530
4.35%, 01/22/32, (1-day SOFR + 0.84%)(c)	935	918,482
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(c)	1,840	1,833,382
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(b)(c)	510	507,359
4.57%, 06/14/30, (1-day SOFR + 1.75%)(c)	1,080	1,077,897
4.62%, 04/23/32, (1-day SOFR + 0.99%)(c)	1,725	1,711,407
4.85%, 07/25/28, (1-day SOFR + 1.99%)(c)	460	462,242
5.00%, 07/22/30, (1-day SOFR + 1.13%)(c)	1,017	1,026,914
5.01%, 01/23/30, (1-day SOFR + 1.31%)(c)	821	829,137
5.10%, 04/22/31, (1-day SOFR + 1.44%)(c)	905	919,578
5.14%, 01/24/31, (1-day SOFR + 1.01%)(c)	590	598,997
5.30%, 07/24/29, (1-day SOFR + 1.45%)(c)	1,010	1,025,194
5.58%, 04/22/30, (1-day SOFR + 1.16%)(c)	1,562	1,601,845
6.09%, 10/23/29, (1-day SOFR + 1.57%)(c)	1,140	1,178,774
Keybank National Association
3.90%, 04/13/29	10	9,769
4.39%, 12/14/27	275	274,670
5.85%, 11/15/27	176	179,144
6.95%, 02/01/28	227	235,043
KeyCorp, 4.10%, 04/30/28	285	283,092
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(b)(c)	468	462,287
4.24%, 02/10/30, (1-year CMT + 0.60%)(c)	400	395,524
4.38%, 03/22/28	95	94,913
Security	Par (000)	Value
Banks (continued)
4.43%, 11/04/31, (1-year CMT + 0.82%)(c)	$2,305	$2,267,411
4.55%, 08/16/28	1,278	1,280,062
5.09%, 11/26/28, (1-year CMT + 0.85%)(c)	425	429,011
5.72%, 06/05/30, (1-year CMT + 1.07%)(c)	1,331	1,368,800
5.87%, 03/06/29, (1-year CMT + 1.70%)(c)	485	495,967
M&T Bank Corp.
5.18%, 07/08/31, (1-day SOFR + 1.40%)(c)	160	161,491
5.30%, 04/18/36, (5-year CMT + 1.38%)(c)	150	148,727
5.40%, 07/30/35, (5-year CMT + 1.43%)(c)	195	194,426
7.41%, 10/30/29, (1-day SOFR + 2.80%)(c)	30	31,861
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	20	19,735
4.70%, 01/27/28	55	55,227
Mitsubishi UFJ Financial Group, Inc.
2.56%, 02/25/30	740	686,252
3.20%, 07/18/29	150	143,837
3.29%, 07/25/27	605	598,275
3.74%, 03/07/29	91	89,557
3.96%, 03/02/28(b)	575	571,643
4.51%, 01/14/32, (1-year CMT + 0.80%)(c)	385	379,495
4.85%, 04/21/32, (1-year CMT + 0.92%)(c)	200	199,727
5.02%, 07/20/28, (1-year CMT + 1.95%)(c)	535	538,336
5.16%, 04/24/31, (1-year CMT + 1.17%)(c)	200	202,827
5.20%, 01/16/31, (1-year CMT + 0.78%)(c)	375	380,699
5.24%, 04/19/29, (1-year CMT + 1.70%)(c)	475	480,832
5.26%, 04/17/30, (1-year CMT + 0.82%)(c)	220	223,473
5.35%, 09/13/28, (1-year CMT + 1.90%)(c)	445	449,694
5.42%, 02/22/29, (1-year CMT + 1.38%)(c)	585	593,533
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(c)	800	713,134
2.17%, 05/22/32, (1-year CMT + 0.87%)(c)	70	61,714
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(c)	340	307,003
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(c)	1,650	1,518,421
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(c)	223	210,578
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(c)	715	683,230
3.17%, 09/11/27	530	522,436
3.26%, 05/22/30, (1-year CMT + 1.25%)(b)(c)	905	870,766
4.02%, 03/05/28	545	541,720
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(c)	760	755,238
4.71%, 07/08/31, (1-year CMT + 0.92%)(c)	485	484,427
5.38%, 05/26/30, (1-year CMT + 1.12%)(c)	695	709,208
5.38%, 07/10/30, (1-year CMT + 1.08%)(c)	700	713,794
5.41%, 09/13/28, (1-year CMT + 2.05%)(c)	275	278,308
5.67%, 05/27/29, (1-year CMT + 1.50%)(c)	512	523,345
5.74%, 05/27/31, (1-year CMT + 1.65%)(c)	45	46,568
5.78%, 07/06/29, (1-year CMT + 1.65%)(c)	1,215	1,245,666
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(c)	2,175	1,893,559
1.93%, 04/28/32, (1-day SOFR + 1.02%)(c)	330	287,455
2.70%, 01/22/31, (1-day SOFR + 1.14%)(c)	1,975	1,838,719
3.59%, 07/22/28(c)	600	594,079
3.62%, 04/01/31, (1-day SOFR + 3.12%)(c)	565	542,454
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(c)	2,057	2,032,111

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(c)	$1,235	$1,227,638
4.49%, 01/16/32, (1-day SOFR + 0.95%)(c)	1,365	1,343,400
4.65%, 10/18/30, (1-day SOFR + 1.10%)(c)	1,513	1,506,839
4.71%, 03/12/32, (1-day SOFR + 1.20%)(c)	1,710	1,694,392
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(c)	1,165	1,159,773
5.04%, 07/19/30, (1-day SOFR + 1.22%)(c)	1,098	1,107,716
5.12%, 02/01/29, (1-day SOFR + 1.73%)(c)	2,705	2,729,802
5.16%, 04/20/29, (1-day SOFR + 1.59%)(c)	759	766,858
5.17%, 01/16/30, (1-day SOFR + 1.45%)(c)	340	344,018
5.19%, 04/17/31, (1-day SOFR + 1.51%)(c)	1,655	1,679,199
5.23%, 01/15/31, (1-day SOFR + 1.11%)(c)	1,330	1,349,757
5.45%, 07/20/29, (1-day SOFR + 1.63%)(b)(c)	290	294,943
5.66%, 04/18/30, (1-day SOFR + 1.26%)(c)	792	812,003
6.30%, 10/18/28, (1-day SOFR + 2.24%)(c)	160	164,028
6.41%, 11/01/29, (1-day SOFR + 1.83%)(c)	490	509,373
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(c)	1,415	1,387,492
Morgan Stanley Bank N.A.
4.79%, 05/10/30, (1-day SOFR Index + 0.97%)(c)	585	586,734
4.97%, 07/14/28, (1-day SOFR + 0.93%)(c)	50	50,301
5.02%, 01/12/29, (1-day SOFR + 0.91%)(c)	560	564,157
Morgan Stanley Private Bank N.A.
4.47%, 11/19/31, (1-day SOFR + 1.02%)(c)	1,535	1,511,430
4.73%, 07/18/31, (1-day SOFR + 1.08%)(c)	1,580	1,574,753
National Australia Bank Ltd./New York
4.15%, 01/13/31	785	775,668
4.53%, 06/13/30	270	271,301
4.79%, 01/10/29	35	35,484
4.90%, 06/13/28	585	592,436
4.90%, 01/14/30	250	254,123
4.94%, 01/12/28	285	288,176
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(c)	1,725	1,717,577
4.50%, 10/10/29	2,120	2,112,335
5.60%, 12/18/28	3,765	3,869,312
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(c)	1,300	1,190,845
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(c)	1,240	1,231,829
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(c)	1,759	1,769,112
4.96%, 08/15/30, (1-year CMT + 1.22%)(c)	485	488,252
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(c)	866	873,547
5.12%, 05/23/31, (1-year CMT + 1.05%)(c)	1,305	1,316,633
5.52%, 09/30/28, (1-year CMT + 2.27%)(c)	275	278,827
5.81%, 09/13/29, (1-year CMT + 1.95%)(c)	590	604,965
6.48%, 06/01/34, (5-year CMT + 2.20%)(c)	497	514,785
Northern Trust Corp.
3.65%, 08/03/28	30	29,650
4.15%, 11/19/30	135	133,338
Pinnacle Bank/Nashville, 5.63%, 02/15/28	184	186,078
PNC Bank N.A.
2.70%, 10/22/29	990	932,129
3.10%, 10/25/27(b)	746	734,572
3.25%, 01/22/28	445	438,473
4.05%, 07/26/28	346	342,758
4.43%, 07/21/28, (1-day SOFR + 0.73%)(c)	455	454,984
PNC Financial Services Group, Inc.(The)
2.55%, 01/22/30	265	247,127
3.45%, 04/23/29(b)	1,080	1,052,868
4.62%, 10/26/29, (1-day SOFR + 0.68%)(c)	1,985	1,986,408
4.90%, 05/13/31, (1-day SOFR + 1.33%)(c)	870	876,200
Security	Par (000)	Value
Banks (continued)
5.22%, 01/29/31, (1-day SOFR + 1.07%)(c)	$670	$682,035
5.35%, 12/02/28, (1-day SOFR + 1.62%)(c)	2,082	2,111,103
5.49%, 05/14/30, (1-day SOFR + 1.20%)(c)	1,295	1,327,544
5.58%, 06/12/29, (1-day SOFR + 1.84%)(c)	1,198	1,224,593
Regions Financial Corp.
1.80%, 08/12/28	525	494,786
5.72%, 06/06/30, (1-day SOFR + 1.49%)(c)	40	41,031
Royal Bank of Canada
4.00%, 11/03/28, (1-day SOFR + 0.70%)(c)	500	497,269
4.24%, 08/03/27	165	165,127
4.31%, 11/03/31, (1-day SOFR + 0.98%)(c)	515	506,100
4.40%, 04/17/30, (1-day SOFR + 0.84%)(c)	725	720,689
4.61%, 05/03/32, (1-day SOFR + 1.01%)(c)	735	728,683
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(c)	620	620,975
4.70%, 08/06/31, (1-day SOFR + 1.06%)(c)	685	683,831
4.90%, 01/12/28(b)	1,830	1,848,399
4.95%, 02/01/29	1,320	1,342,083
4.97%, 08/02/30, (1-day SOFR + 1.10%)(c)	745	752,154
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(c)	570	575,834
5.15%, 02/04/31, (1-day SOFR + 1.03%)(c)	610	618,793
5.20%, 08/01/28	1,175	1,196,640
6.00%, 11/01/27	981	1,004,998
Santander Holdings USA, Inc.
5.35%, 09/06/30, (1-day SOFR + 1.94%)(c)	1,155	1,167,077
5.47%, 03/20/29, (1-day SOFR + 1.61%)(c)	90	91,094
5.74%, 03/20/31, (1-day SOFR + 1.88%)(c)	1,310	1,343,345
6.17%, 01/09/30, (1-day SOFR + 2.50%)(c)	481	495,777
6.50%, 03/09/29, (1-day SOFR + 2.36%)(c)	790	813,047
6.57%, 06/12/29, (1-day SOFR + 2.70%)(c)	67	69,346
Santander U.K. Group Holdings PLC
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(c)	90	89,043
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(c)	805	805,494
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(c)	1,065	1,092,197
6.53%, 01/10/29, (1-day SOFR + 2.60%)(c)	650	668,820
Southstate Bank Corp., 7.00%, 06/13/35, (3-mo. CME Term SOFR + 3.19%)(c)	105	109,069
State Street Bank & Trust Co., 4.78%, 11/23/29	35	35,498
State Street Corp.
2.20%, 03/03/31	555	497,469
2.40%, 01/24/30(b)	625	584,820
3.03%, 11/01/34, (1-day SOFR + 1.49%)(c)	618	579,814
3.15%, 03/30/31, (1-day SOFR + 2.65%)(c)	1,030	980,036
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(c)	220	218,515
4.53%, 02/20/29, (1-day SOFR + 1.02%)(c)	440	441,223
4.56%, 04/23/32, (1-day SOFR + 0.91%)(c)	465	461,209
4.73%, 02/28/30	395	398,302
4.83%, 04/24/30	525	531,703
5.68%, 11/21/29, (1-day SOFR + 1.48%)(c)	207	213,020
5.82%, 11/04/28, (1-day SOFR + 1.72%)(c)	220	224,500
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	2,000	1,748,137
1.90%, 09/17/28	1,745	1,647,052
2.13%, 07/08/30	530	478,969
2.14%, 09/23/30	115	102,950
2.47%, 01/14/29	745	706,945
2.72%, 09/27/29(b)	1,685	1,583,852
2.75%, 01/15/30	2,685	2,509,903
3.04%, 07/16/29	1,630	1,553,504
3.35%, 10/18/27	710	701,034
3.36%, 07/12/27	450	445,705

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.54%, 01/17/28	$430	$424,227
3.94%, 07/19/28	715	707,643
4.11%, 01/15/29	315	311,907
4.31%, 10/16/28(b)	80	79,767
4.49%, 01/15/32, (1-day SOFR + 1.02%)(c)	960	946,251
4.66%, 07/08/31, (1-day SOFR + 1.19%)(c)	515	512,269
5.24%, 04/15/30	10	10,183
5.32%, 07/09/29(b)	511	520,894
5.52%, 01/13/28	1,290	1,312,664
5.71%, 01/13/30	105	108,457
5.72%, 09/14/28	435	445,928
5.80%, 07/13/28	458	469,933
Synchrony Bank, 5.63%, 08/23/27	851	860,130
Toronto-Dominion Bank(The)
4.11%, 06/08/27	305	304,878
4.36%, 04/23/29	425	423,403
4.41%, 01/13/31	310	306,953
4.69%, 09/15/27	55	55,285
4.78%, 12/17/29	200	201,802
4.81%, 06/03/30	795	799,839
4.86%, 01/31/28	300	302,050
4.99%, 04/05/29	1,075	1,089,395
5.15%, 09/10/34, (5-year CMT + 1.50%)(c)	772	776,548
5.16%, 01/10/28	280	283,317
5.52%, 07/17/28	1,225	1,252,737
Truist Bank, 2.25%, 03/11/30	35	31,916
Truist Financial Corp.
1.13%, 08/03/27	30	28,964
1.89%, 06/07/29, (1-day SOFR + 0.86%)(c)	910	863,572
3.88%, 03/19/29	755	740,092
4.12%, 06/06/28, (1-day SOFR + 1.37%)(c)	75	74,823
4.60%, 01/27/32, (1-day SOFR + 0.97%)(c)	330	326,047
4.87%, 01/26/29, (1-day SOFR + 1.44%)(c)	865	870,464
5.44%, 01/24/30, (1-day SOFR + 1.62%)(c)	160	163,207
7.16%, 10/30/29, (1-day SOFR + 2.45%)(c)	732	774,561
U.S. Bancorp
1.38%, 07/22/30	535	470,967
3.00%, 07/30/29	634	604,687
3.90%, 04/26/28	335	332,791
4.48%, 01/26/32, (1-day SOFR + 0.87%)(c)	760	749,898
4.55%, 07/22/28, (1-day SOFR + 1.66%)(c)	770	771,218
4.65%, 02/01/29, (1-day SOFR + 1.23%)(c)	1,208	1,211,638
5.05%, 02/12/31, (1-day SOFR + 1.06%)(c)	460	465,989
5.08%, 05/15/31, (1-day SOFR + 1.30%)(c)	150	152,039
5.10%, 07/23/30, (1-day SOFR + 1.25%)(c)	656	665,840
5.38%, 01/23/30, (1-day SOFR + 1.56%)(c)	291	296,703
5.78%, 06/12/29, (1-day SOFR + 2.02%)(c)	1,135	1,162,575
UBS AG/London, 5.65%, 09/11/28	1,800	1,850,814
UBS AG/Stamford CT
4.30%, 03/16/29, (1-day SOFR + 0.81%)(c)	1,000	998,213
4.63%, 02/16/32, (1-day SOFR + 1.11%)(c)	1,000	996,233
5.00%, 07/09/27	15	15,135
7.50%, 02/15/28	1,020	1,073,635
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(c)	3,660	3,589,735
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(c)	1,050	973,136
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(c)	5	4,720
4.15%, 01/24/29	20	19,859
4.30%, 07/22/27	425	424,755
Security	Par (000)	Value
Banks (continued)
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(c)	$70	$69,386
4.81%, 07/25/28, (1-day SOFR + 1.98%)(c)	1,210	1,214,559
5.15%, 04/23/31, (1-day SOFR + 1.50%)(c)	1,695	1,720,090
5.20%, 01/23/30, (1-day SOFR + 1.50%)(c)	20	20,294
5.24%, 01/24/31, (1-day SOFR + 1.11%)(c)	550	559,307
5.57%, 07/25/29, (1-day SOFR + 1.74%)(c)	10	10,194
6.30%, 10/23/29, (1-day SOFR + 1.79%)(c)	115	119,423
Series B, 7.95%, 11/15/29	105	115,381
Western Alliance Bank, 6.54%, 11/15/35, (5-year CMT + 2.85%)(c)	20	19,733
Westpac Banking Corp.
1.95%, 11/20/28	1,075	1,017,820
2.65%, 01/16/30	5	4,712
2.67%, 11/15/35, (5-year CMT + 1.75%)(c)	1,850	1,668,997
3.40%, 01/25/28	75	74,086
4.11%, 07/24/34, (5-year CMT + 2.00%)(c)	1,117	1,090,538
4.35%, 07/01/30(b)	485	484,337
5.05%, 04/16/29	318	324,746
5.46%, 11/18/27	25	25,454
5.54%, 11/17/28	100	103,104
		351,492,468
Beverages — 1.9%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	285	275,265
4.75%, 01/23/29	2,014	2,030,603
Coca-Cola Co.(The)
1.00%, 03/15/28	416	394,260
1.45%, 06/01/27(b)	2,654	2,590,051
1.50%, 03/05/28	75	71,828
2.13%, 09/06/29	155	145,426
3.45%, 03/25/30	60	58,280
Constellation Brands, Inc.
2.88%, 05/01/30	15	14,058
3.15%, 08/01/29	20	19,151
3.60%, 02/15/28	25	24,656
4.65%, 11/15/28	105	105,272
4.80%, 01/15/29	160	160,835
4.80%, 05/01/30	125	125,816
4.85%, 05/06/31	150	150,078
Diageo Capital PLC
2.00%, 04/29/30	1,905	1,728,375
2.38%, 10/24/29	3,517	3,282,671
3.88%, 05/18/28	450	446,058
5.30%, 10/24/27	3,133	3,176,538
Diageo Investment Corp., 5.13%, 08/15/30	4,095	4,168,408
Keurig Dr Pepper, Inc.
2.25%, 03/15/31	60	53,384
3.43%, 06/15/27	1,790	1,772,196
3.95%, 04/15/29	449	440,676
4.60%, 05/25/28	215	215,181
5.05%, 03/15/29	810	818,226
PepsiCo, Inc.
2.75%, 03/19/30	55	51,874
3.00%, 10/15/27	45	44,411
3.60%, 02/18/28	635	629,539
4.45%, 05/15/28	415	417,456
7.00%, 03/01/29	25	26,728
		23,437,300

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology — 1.6%
Amgen, Inc.
1.65%, 08/15/28	$673	$634,593
2.45%, 02/21/30	125	116,001
3.00%, 02/22/29	448	432,258
3.20%, 11/02/27	100	98,557
4.05%, 08/18/29	177	174,871
4.20%, 02/19/31	395	388,053
5.15%, 03/02/28	2,512	2,543,431
5.25%, 03/02/30	100	102,175
Biogen, Inc., 2.25%, 05/01/30	2,785	2,543,199
Gilead Sciences, Inc.
1.20%, 10/01/27	2,618	2,517,674
1.65%, 10/01/30	1,580	1,402,402
4.25%, 05/20/28	1,795	1,794,700
4.40%, 05/20/29	2,655	2,655,181
4.60%, 05/20/31	1,905	1,906,939
4.80%, 11/15/29	2,460	2,490,044
Illumina, Inc., 5.75%, 12/13/27	65	66,104
Royalty Pharma PLC
2.20%, 09/02/30	365	329,825
4.45%, 03/25/31	190	187,149
5.15%, 09/02/29	10	10,144
		20,393,300
Building Materials — 2.3%
Carrier Global Corp.
2.70%, 02/15/31	1,500	1,377,273
2.72%, 02/15/30	2,560	2,395,904
CRH America Finance, Inc., 4.40%, 02/09/31	4,300	4,241,326
CRH SMW Finance DAC
5.13%, 01/09/30	1,495	1,518,444
5.20%, 05/21/29(b)	4,153	4,238,806
Fortune Brands Innovations, Inc., 3.25%, 09/15/29(b)	2,880	2,748,778
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	20	17,811
5.50%, 04/19/29	853	875,946
Lennox International, Inc.
1.70%, 08/01/27	1,206	1,170,701
5.50%, 09/15/28	1,475	1,505,258
Martin Marietta Materials, Inc.
3.45%, 06/01/27	40	39,646
3.50%, 12/15/27	206	203,408
Series CB, 2.50%, 03/15/30	610	563,774
Masco Corp.
1.50%, 02/15/28	400	380,640
3.50%, 11/15/27	25	24,652
Owens Corning
3.50%, 02/15/30(b)	710	682,706
3.95%, 08/15/29	956	939,530
5.50%, 06/15/27	86	87,069
Trane Technologies Financing Ltd., 3.80%, 03/21/29	2,755	2,712,213
Trane Technologies Holdco, Inc., 3.75%, 08/21/28(b)	3,301	3,265,449
		28,989,334
Chemicals — 1.3%
Air Products and Chemicals, Inc., 4.60%, 02/08/29(b)	15	15,088
Security	Par (000)	Value
Chemicals (continued)
Dow Chemical Co.(The)
4.80%, 11/30/28	$1,174	$1,177,609
4.80%, 01/15/31	5	4,955
DuPont de Nemours, Inc.
4.73%, 11/15/28	25	25,083
4.73%, 11/15/28(a)	119	119,147
Ecolab, Inc.
1.30%, 01/30/31	3,040	2,625,865
3.25%, 12/01/27	1,720	1,698,465
4.30%, 06/15/28	45	45,006
4.60%, 06/15/29	550	552,398
4.80%, 03/24/30	105	106,091
4.80%, 06/15/31	550	554,122
5.25%, 01/15/28	1,262	1,280,575
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	1,170	1,168,816
Mosaic Co. (The), 4.05%, 11/15/27	125	124,237
Nutrien Ltd.
2.95%, 05/13/30(b)	170	159,734
4.20%, 04/01/29	1,056	1,047,649
4.85%, 05/29/31	300	300,655
4.90%, 03/27/28	1,203	1,212,973
5.20%, 06/21/27	35	35,315
PPG Industries, Inc.
2.55%, 06/15/30	1,255	1,164,627
2.80%, 08/15/29	1,875	1,775,339
3.75%, 03/15/28	494	489,008
RPM International, Inc., 4.55%, 03/01/29	20	19,989
Sherwin-Williams Co. (The), 2.30%, 05/15/30(b)	160	146,647
		15,849,393
Commercial Services — 0.9%
Automatic Data Processing, Inc.
1.25%, 09/01/30(b)	650	571,281
1.70%, 05/15/28	929	887,160
Block Financial LLC, 2.50%, 07/15/28(b)	185	176,437
RELX Capital, Inc.
3.00%, 05/22/30	860	809,653
4.00%, 03/18/29	3,414	3,369,333
4.75%, 03/27/30	1,525	1,531,074
S&P Global, Inc.
1.25%, 08/15/30(b)	1,200	1,048,939
2.50%, 12/01/29(b)	626	586,190
2.95%, 03/01/29	565	542,972
4.25%, 05/01/29	386	384,069
4.25%, 01/15/31(a)	685	674,330
4.75%, 08/01/28	191	192,494
Verisk Analytics, Inc., 4.13%, 03/15/29	10	9,884
		10,783,816
Computers — 1.9%
Accenture Capital, Inc., 4.05%, 10/04/29	20	19,771
Apple, Inc.
1.20%, 02/08/28	1,810	1,726,045
4.20%, 05/12/30(b)	435	436,009
CGI, Inc., 4.95%, 03/14/30(b)	15	14,958
DXC Technology Co., 2.38%, 09/15/28(b)	525	492,255
Gartner, Inc., 4.95%, 03/20/31	1,945	1,892,855
Hewlett Packard Enterprise Co.
4.05%, 09/15/27(b)	360	358,481
4.15%, 09/15/28	710	704,453
4.40%, 09/25/27	475	474,793

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.40%, 10/15/30(b)	$1,995	$1,962,184
4.50%, 03/23/28	225	225,039
4.55%, 10/15/29	2,725	2,718,325
4.60%, 03/23/29	180	179,987
5.25%, 07/01/28	957	970,675
HP, Inc.
3.00%, 06/17/27	164	161,824
3.40%, 06/17/30	640	607,742
4.00%, 04/15/29	175	172,152
4.75%, 01/15/28(b)	517	519,273
5.40%, 04/25/30	175	178,787
IBM International Capital Pte. Ltd.
4.60%, 02/05/29	105	105,298
4.75%, 02/05/31	135	135,484
International Business Machines Corp.
1.95%, 05/15/30(b)	1,555	1,406,543
3.50%, 05/15/29	1,811	1,765,612
4.00%, 02/03/29	300	296,947
4.15%, 07/27/27	219	218,814
4.30%, 02/03/31	310	305,318
4.50%, 02/06/28	470	471,414
4.80%, 02/10/30	685	690,479
6.22%, 08/01/27	80	81,761
6.50%, 01/15/28	95	98,263
NetApp, Inc.
2.38%, 06/22/27(b)	2,110	2,066,776
2.70%, 06/22/30	2,450	2,257,763
		23,716,080
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
3.10%, 08/15/27	2,239	2,216,900
4.20%, 05/01/30	190	190,348
Kenvue, Inc., 5.00%, 03/22/30(b)	35	35,562
Procter & Gamble Co.(The)
2.85%, 08/11/27	60	59,174
3.00%, 03/25/30	1,430	1,366,271
3.95%, 01/26/28	35	34,957
4.05%, 05/01/30(b)	350	348,109
4.35%, 01/29/29	135	135,768
Unilever Capital Corp.
1.38%, 09/14/30	865	763,382
2.13%, 09/06/29	370	346,267
3.50%, 03/22/28	2,260	2,233,712
4.25%, 08/12/27	25	25,056
4.88%, 09/08/28	685	694,117
		8,449,623
Distribution & Wholesale — 0.4%
LKQ Corp., 5.75%, 06/15/28	4,400	4,476,389
Diversified Financial Services — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	2,569	2,474,620
3.65%, 07/21/27	20	19,811
3.88%, 01/23/28	125	123,631
4.38%, 11/15/30	205	201,275
4.63%, 10/15/27	426	426,514
4.63%, 09/10/29	2,120	2,115,188
5.10%, 01/19/29	1,039	1,050,487
5.75%, 06/06/28	1,403	1,433,674
6.50%, 01/31/56, (5-year CMT + 2.44%)(c)	1,530	1,556,479
Security	Par (000)	Value
Diversified Financial Services (continued)
6.95%, 03/10/55, (5-year CMT + 2.72%)(c)	$1,545	$1,599,201
Ally Financial, Inc.
2.20%, 11/02/28	220	207,825
6.85%, 01/03/30, (1-day SOFR + 2.82%)(c)	487	507,260
6.99%, 06/13/29, (1-day SOFR + 3.26%)(c)	40	41,551
American Express Co.
4.05%, 05/03/29	630	626,928
4.44%, 05/03/30, (1-day SOFR + 0.81%)(c)	770	767,489
4.46%, 02/10/32, (1-day SOFR + 0.87%)(c)	515	508,609
5.02%, 04/25/31, (1-day SOFR + 1.44%)(c)	720	728,957
5.04%, 07/26/28, (1-day SOFR + 0.93%)(c)	350	352,657
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(c)	1,010	1,024,857
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(c)	785	797,282
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(c)	1,082	1,109,412
5.85%, 11/05/27(b)	1,260	1,287,742
Apollo Global Management, Inc., 4.60%, 01/15/31	15	14,848
Brookfield Asset Management Ltd., 4.83%, 04/15/31	170	169,280
Brookfield Finance, Inc.
3.90%, 01/25/28	843	834,421
4.35%, 04/15/30	360	354,047
4.85%, 03/29/29	1,148	1,152,225
Capital One Financial Corp.
3.27%, 03/01/30, (1-day SOFR + 1.79%)(c)	480	462,356
3.80%, 01/31/28	454	449,254
4.49%, 09/11/31, (1-day SOFR + 1.25%)(c)	435	427,437
4.72%, 01/30/32, (1-day SOFR + 1.15%)(c)	435	429,519
5.25%, 07/26/30, (1-day SOFR + 2.60%)(c)	165	167,262
5.46%, 07/26/30, (1-day SOFR + 1.56%)(c)	105	107,033
5.47%, 02/01/29, (1-day SOFR + 2.08%)(c)	815	826,786
5.70%, 02/01/30, (1-day SOFR + 1.91%)(c)	296	303,256
6.31%, 06/08/29, (1-day SOFR + 2.64%)(c)	473	487,967
7.62%, 10/30/31, (1-day SOFR + 3.07%)(c)	1,335	1,470,436
Cboe Global Markets, Inc., 1.63%, 12/15/30	2,865	2,519,646
Charles Schwab Corp.(The)
2.00%, 03/20/28(b)	970	932,436
3.20%, 01/25/28	225	221,261
4.00%, 02/01/29	20	19,825
4.34%, 11/14/31, (1-day SOFR + 0.94%)(c)	355	349,810
5.64%, 05/19/29, (1-day SOFR + 2.21%)(c)	335	342,599
6.20%, 11/17/29, (1-day SOFR + 1.88%)(c)	245	254,616
Intercontinental Exchange, Inc.
2.10%, 06/15/30(b)	1,260	1,146,902
3.10%, 09/15/27	10	9,852
3.63%, 09/01/28	170	167,185
3.75%, 09/21/28	76	74,918
3.95%, 12/01/28(b)	110	108,892
4.00%, 09/15/27	660	657,935
4.35%, 06/15/29	645	642,531
Jefferies Financial Group, Inc., 5.13%, 04/28/31	50	49,459
Lazard Group LLC
4.38%, 03/11/29	441	437,558
4.50%, 09/19/28	80	79,694
LPL Holdings, Inc.
5.15%, 06/15/30(b)	500	502,567
5.20%, 03/15/30	290	292,249
6.75%, 11/17/28	280	292,681
Mastercard, Inc.
2.95%, 06/01/29	65	62,693
3.35%, 03/26/30	1,325	1,278,705
Nasdaq, Inc., 5.35%, 06/28/28	1,964	1,997,592

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Nomura Holdings, Inc.
2.17%, 07/14/28	$939	$892,582
2.68%, 07/16/30	1,220	1,120,245
2.71%, 01/22/29	380	361,213
3.10%, 01/16/30	720	678,160
4.90%, 07/01/30	270	269,986
5.59%, 07/02/27	205	207,235
5.61%, 07/06/29	730	747,434
5.84%, 01/18/28	200	203,808
6.07%, 07/12/28	360	370,113
ORIX Corp.
3.70%, 07/18/27(b)	730	723,574
4.65%, 09/10/29(b)	274	274,905
5.00%, 09/13/27	110	110,691
Radian Group, Inc., 6.20%, 05/15/29	5	5,173
Raymond James Financial, Inc., 4.65%, 04/01/30	1,425	1,429,125
Sumisho Air Lease Corp.
2.10%, 09/01/28	485	458,065
3.00%, 02/01/30	895	837,577
3.13%, 12/01/30	2,045	1,891,726
3.25%, 10/01/29	530	503,452
3.63%, 12/01/27	45	44,377
5.10%, 03/01/29(b)	446	449,837
5.30%, 02/01/28	1,205	1,216,766
5.85%, 12/15/27	430	437,968
Synchrony Financial
3.95%, 12/01/27	508	502,677
4.95%, 02/25/32, (1-day SOFR + 1.53%)(c)	1,555	1,517,562
5.02%, 07/29/29, (1-day SOFR + 1.40%)(c)	30	30,020
5.15%, 03/19/29	1,095	1,096,904
5.45%, 03/06/31, (1-day SOFR + 1.68%)(c)	1,375	1,376,193
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(c)	816	831,553
Visa, Inc.
1.10%, 02/15/31	1,335	1,155,322
2.05%, 04/15/30	120	110,369
4.10%, 02/12/31	115	114,318
Voya Financial, Inc., 4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(c)	91	88,441
		59,116,553
Electric — 4.6%
AEP Texas, Inc.
3.95%, 06/01/28	2,163	2,140,711
5.45%, 05/15/29	1,359	1,390,973
Atlantic City Electric Co.
2.30%, 03/15/31	2,070	1,858,440
4.00%, 10/15/28(b)	1,013	1,004,900
Avangrid, Inc., 3.80%, 06/01/29	2,847	2,774,814
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	40	40,745
Series AE, 2.35%, 04/01/31	10	9,001
CMS Energy Corp.
3.45%, 08/15/27	101	99,807
3.75%, 12/01/50, (5-year CMT + 2.90%)(c)	520	476,925
4.75%, 06/01/50, (5-year CMT + 4.12%)(b)(c)	335	328,877
Commonwealth Edison Co.
2.20%, 03/01/30	540	497,189
3.70%, 08/15/28(b)	1,753	1,730,467
4.55%, 06/01/31	275	274,424
Series 122, 2.95%, 08/15/27	93	91,678
Security	Par (000)	Value
Electric (continued)
Connecticut Light and Power Co.(The)
4.65%, 01/01/29	$1,130	$1,135,949
4.95%, 01/15/30	315	319,455
Edison International
4.13%, 03/15/28	153	150,832
4.80%, 03/15/31	300	292,215
5.25%, 11/15/28(b)	465	467,262
5.45%, 06/15/29	40	40,344
5.75%, 06/15/27	816	822,013
6.25%, 03/15/30	395	407,148
6.95%, 11/15/29	280	293,708
Enel Chile SA, 4.88%, 06/12/28	1,140	1,144,654
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.67%)(c)	45	46,684
Entergy Louisiana LLC, 3.12%, 09/01/27	5	4,935
Entergy Texas, Inc., 4.00%, 03/30/29	45	44,413
Eversource Energy
4.45%, 12/15/30	930	915,091
4.60%, 07/01/27	70	70,151
5.45%, 03/01/28	480	486,849
5.95%, 02/01/29	1,069	1,103,036
Series M, 3.30%, 01/15/28	1,055	1,034,288
Series O, 4.25%, 04/01/29	710	703,978
Series R, 1.65%, 08/15/30(b)	1,895	1,671,584
Exelon Corp.
4.05%, 04/15/30	680	665,284
5.13%, 03/15/31	375	381,298
5.15%, 03/15/28	900	910,441
5.15%, 03/15/29	1,513	1,536,853
FirstEnergy Transmission LLC, 4.55%, 01/15/30	1,170	1,165,055
Florida Power & Light Co.
4.40%, 05/15/28(b)	25	25,080
5.05%, 04/01/28	60	60,872
5.15%, 06/15/29	15	15,317
ITC Holdings Corp., 3.35%, 11/15/27	602	593,175
National Grid PLC, 5.60%, 06/12/28	4,261	4,348,990
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29	15	14,713
3.90%, 11/01/28	10	9,870
4.30%, 12/10/30(b)	150	147,902
4.85%, 02/07/29	15	15,135
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	1,330	1,265,101
2.25%, 06/01/30	150	136,910
2.75%, 11/01/29	280	265,266
3.50%, 04/01/29	404	393,545
4.40%, 03/01/31	350	345,975
4.63%, 07/15/27	20	20,076
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(c)	255	251,565
4.85%, 02/04/28	290	292,508
4.90%, 02/28/28(b)	623	627,612
4.90%, 03/15/29	872	881,999
5.00%, 02/28/30	30	30,404
5.05%, 03/15/30	85	86,334
5.65%, 05/01/79(c)	520	519,012
6.38%, 08/15/55, (5-year CMT + 2.05%)(c)	1,050	1,074,109
6.70%, 09/01/54, (5-year CMT + 2.36%)(c)	215	221,349
NSTAR Electric Co.
3.25%, 05/15/29	1,270	1,229,167
3.95%, 04/01/30	95	92,860
4.65%, 05/15/31	540	538,434

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.85%, 03/01/30	$320	$322,773
Ohio Power Co., Series P, 2.60%, 04/01/30	930	863,031
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	167	164,534
4.30%, 05/15/28	91	90,938
4.50%, 03/15/31(a)	650	644,315
4.65%, 11/01/29	255	256,296
5.75%, 03/15/29	30	30,925
Pacific Gas and Electric Co.
2.10%, 08/01/27	195	189,603
3.00%, 06/15/28	10	9,691
3.30%, 12/01/27	460	451,695
4.20%, 03/01/29(b)	30	29,560
4.65%, 08/01/28	10	9,987
5.45%, 06/15/27	965	974,835
6.10%, 01/15/29	30	30,948
Public Service Electric and Gas Co.
2.45%, 01/15/30	15	13,988
3.20%, 05/15/29	5	4,846
3.65%, 09/01/28	25	24,626
3.70%, 05/01/28	65	64,401
Series R, 4.20%, 01/01/31	190	187,107
Public Service Enterprise Group, Inc.
4.90%, 03/15/30	250	252,262
5.20%, 04/01/29	1,494	1,518,803
5.85%, 11/15/27	3,435	3,506,214
5.88%, 10/15/28	798	820,497
San Diego Gas & Electric Co., 4.95%, 08/15/28	51	51,528
Sempra
3.25%, 06/15/27	35	34,594
3.40%, 02/01/28	95	93,276
3.70%, 04/01/29(b)	15	14,651
6.63%, 04/01/55, (5-year CMT + 2.35%)(b)(c)	355	357,958
6.88%, 10/01/54, (5-year CMT + 2.79%)(c)	330	337,003
Southern California Edison Co.
2.25%, 06/01/30	1,110	1,003,891
2.85%, 08/01/29(b)	171	161,332
5.15%, 06/01/29	421	425,140
5.25%, 03/15/30	30	30,373
5.30%, 03/01/28	215	217,342
5.65%, 10/01/28	679	693,220
5.85%, 11/01/27	91	92,511
6.65%, 04/01/29	20	20,806
Series A, 4.20%, 03/01/29	1,048	1,034,681
Series B, 3.65%, 03/01/28	55	54,062
Series D, 4.70%, 06/01/27	20	20,049
		57,140,043
Electrical Components & Equipment — 0.3%
ABB Finance USA, Inc., 3.80%, 04/03/28	2,895	2,868,645
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	635	568,170
		3,436,815
Electronics — 0.7%
Allegion PLC, 3.50%, 10/01/29	561	539,157
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27	635	627,354
Avnet, Inc.
3.00%, 05/15/31	180	163,000
6.25%, 03/15/28	434	444,626
Flex Ltd., 4.88%, 06/15/29	63	63,135
Security	Par (000)	Value
Electronics (continued)
Honeywell International, Inc.
1.95%, 06/01/30	$2,915	$2,641,877
2.70%, 08/15/29	1,711	1,622,042
Hubbell, Inc.
3.15%, 08/15/27	10	9,857
3.50%, 02/15/28	10	9,840
Keysight Technologies, Inc.
3.00%, 10/30/29	2,060	1,958,414
5.35%, 07/30/30	120	122,916
nVent Finance SARL, 4.55%, 04/15/28	10	9,960
Trimble, Inc., 4.90%, 06/15/28	963	965,450
Vontier Corp., 2.40%, 04/01/28(b)	97	93,078
		9,270,706
Engineering & Construction — 0.6%
Jacobs Engineering Group, Inc., 6.35%, 08/18/28	3,931	4,062,090
Jacobs Solutions, Inc., 4.75%, 03/03/31	3,918	3,872,563
		7,934,653
Environmental Control — 0.1%
Republic Services, Inc., 3.95%, 05/15/28	10	9,947
Veralto Corp., 5.35%, 09/18/28	1,577	1,603,541
Waste Management, Inc.
1.15%, 03/15/28(b)	10	9,483
4.88%, 02/15/29	5	5,066
		1,628,037
Food — 1.8%
Ahold Finance USA LLC, 6.88%, 05/01/29	930	985,512
Campbell's Company/The
2.38%, 04/24/30	1,310	1,183,155
4.15%, 03/15/28	461	456,401
5.20%, 03/21/29(b)	1,103	1,113,567
Conagra Brands, Inc.
1.38%, 11/01/27	1,129	1,078,878
4.85%, 11/01/28	1,247	1,249,306
5.00%, 08/01/30(b)	360	359,676
7.00%, 10/01/28	240	251,470
8.25%, 09/15/30	535	600,650
Flowers Foods, Inc., 2.40%, 03/15/31	930	797,842
General Mills, Inc.
2.88%, 04/15/30	555	519,575
4.20%, 04/17/28	35	34,877
4.88%, 01/30/30	1,750	1,761,890
5.50%, 10/17/28	230	235,121
Hormel Foods Corp., 1.70%, 06/03/28	662	628,758
Ingredion, Inc., 2.90%, 06/01/30	235	219,618
J M Smucker Co. (The), 5.90%, 11/15/28	100	103,206
Kellanova
2.10%, 06/01/30	3,230	2,941,442
3.40%, 11/15/27	2,125	2,102,299
4.30%, 05/15/28	245	245,002
Kraft Heinz Foods Co.
3.75%, 04/01/30	640	619,940
4.63%, 01/30/29	630	630,513
Kroger Co.(The)
3.70%, 08/01/27(b)	1,803	1,790,805
4.50%, 01/15/29	105	105,088
McCormick & Co., Inc./MD
2.50%, 04/15/30	230	212,369
3.40%, 08/15/27	2,660	2,628,593
Mondelez International, Inc., 4.75%, 02/20/29	15	15,115
		22,870,668

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper — 0.0%
Suzano Austria GmbH
2.50%, 09/15/28	$10	$9,515
6.00%, 01/15/29	62	63,359
		72,874
Gas — 1.3%
National Fuel Gas Co.
4.75%, 09/01/28(b)	10	9,992
4.75%, 05/15/29	325	325,204
5.50%, 03/15/30	140	142,982
NiSource, Inc.
1.70%, 02/15/31	2,200	1,920,532
2.95%, 09/01/29	1,145	1,088,372
3.60%, 05/01/30	1,330	1,279,554
4.75%, 05/18/31	300	299,948
5.20%, 07/01/29	2,318	2,357,044
5.25%, 03/30/28	290	294,021
6.95%, 11/30/54, (5-year CMT + 2.45%)(c)	385	399,429
ONE Gas, Inc.
2.00%, 05/15/30	2,285	2,071,229
5.10%, 04/01/29	3,178	3,229,785
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	90	81,519
3.50%, 06/01/29	210	203,903
Southern California Gas Co., Series XX, 2.55%, 02/01/30	65	60,817
Southwest Gas Corp.
2.20%, 06/15/30	2,580	2,341,010
5.45%, 03/23/28	50	50,758
		16,156,099
Health Care - Products — 0.8%
Agilent Technologies, Inc.
2.10%, 06/04/30	530	480,579
2.75%, 09/15/29	430	407,419
4.20%, 09/09/27	45	44,897
Augusta SpinCo Corp., 4.66%, 03/23/31	275	273,244
Baxter International, Inc.
2.27%, 12/01/28	10	9,398
4.90%, 12/15/30	370	366,762
Dentsply Sirona, Inc., 3.25%, 06/01/30(b)	185	171,196
Edwards Lifesciences Corp., 4.30%, 06/15/28	1,995	1,989,375
Revvity, Inc.
1.90%, 09/15/28(b)	325	305,831
3.30%, 09/15/29	1,645	1,575,578
Solventum Corp., 5.40%, 03/01/29	44	44,857
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	3,035	2,764,873
Zimmer Biomet Holdings, Inc.
5.05%, 02/19/30	100	101,343
5.35%, 12/01/28	817	833,571
		9,368,923
Health Care - Services — 2.7%
Cigna Group(The)
2.38%, 03/15/31	690	621,792
2.40%, 03/15/30	155	143,240
3.05%, 10/15/27	1,485	1,459,215
4.38%, 10/15/28	3,010	3,005,979
5.00%, 05/15/29	285	289,236
Elevance Health, Inc.
2.25%, 05/15/30(b)	310	283,436
2.88%, 09/15/29	1,044	989,205
3.65%, 12/01/27	2,067	2,046,343
Security	Par (000)	Value
Health Care - Services (continued)
4.00%, 09/15/28	$290	$287,251
4.10%, 03/01/28	925	920,111
4.75%, 02/15/30	775	778,465
5.15%, 06/15/29	2,012	2,042,846
HCA, Inc.
3.38%, 03/15/29	882	854,149
4.13%, 06/15/29	198	195,116
5.20%, 06/01/28	770	780,102
5.25%, 03/01/30	290	294,984
5.63%, 09/01/28	430	437,906
5.88%, 02/01/29	95	97,511
Humana, Inc.
3.13%, 08/15/29	835	799,293
3.70%, 03/23/29	995	971,343
4.88%, 04/01/30	430	430,906
5.38%, 04/15/31	1,090	1,106,907
5.75%, 03/01/28	405	412,790
5.75%, 12/01/28(b)	691	708,611
ICON Investments Six DAC, 5.85%, 05/08/29	1,135	1,155,494
IQVIA, Inc.
5.70%, 05/15/28(b)	833	848,336
6.25%, 02/01/29	890	921,182
Laboratory Corp. of America Holdings
2.95%, 12/01/29	100	94,710
3.60%, 09/01/27	849	841,906
4.35%, 04/01/30	445	439,792
Quest Diagnostics, Inc.
2.95%, 06/30/30	850	796,703
4.20%, 06/30/29	1,309	1,296,419
4.60%, 12/15/27	75	75,320
4.63%, 12/15/29	130	130,372
UnitedHealth Group, Inc.
2.95%, 10/15/27	845	831,711
3.85%, 06/15/28(b)	1,035	1,026,953
3.88%, 12/15/28	755	746,044
4.00%, 05/15/29	1,072	1,059,823
4.25%, 01/15/29	925	921,898
4.70%, 04/15/29	484	488,232
5.25%, 02/15/28(b)	1,350	1,371,589
		33,003,221
Holding Companies - Diversified — 0.6%
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/31(b)	2,105	2,166,366
North Haven Private Income Fund LLC
5.13%, 09/25/28(a)	1,795	1,754,331
5.75%, 02/01/30	3,435	3,371,687
		7,292,384
Home Builders — 0.0%
DR Horton, Inc., 1.40%, 10/15/27	10	9,616
Meritage Homes Corp., 5.13%, 06/06/27	30	30,041
		39,657
Home Furnishings — 0.1%
Leggett & Platt, Inc.
3.50%, 11/15/27	483	472,999
4.40%, 03/15/29(b)	1,284	1,252,164
		1,725,163
Household Products & Wares — 1.4%
Avery Dennison Corp.
2.65%, 04/30/30	800	738,909
4.88%, 12/06/28	220	221,684

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares (continued)
Church & Dwight Co., Inc., 3.15%, 08/01/27	$15	$14,813
Clorox Co.(The)
1.80%, 05/15/30(b)	2,625	2,355,672
3.10%, 10/01/27	231	227,210
3.90%, 05/15/28	2,345	2,323,148
4.40%, 05/01/29	2,265	2,253,638
4.70%, 05/15/31	950	944,737
Kimberly-Clark Corp.
1.05%, 09/15/27	3,825	3,683,546
3.10%, 03/26/30	2,970	2,828,849
3.20%, 04/25/29	760	736,441
3.95%, 11/01/28	455	451,650
		16,780,297
Insurance — 2.0%
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(c)	1,735	1,738,133
American International Group, Inc., Series A-9, 5.75%, 04/01/48, (3-mo. SOFR US + 3.13%)(c)	35	35,080
Aon Corp., 4.50%, 12/15/28(b)	60	59,980
Aon North America, Inc., 5.15%, 03/01/29(b)	39	39,607
Assurant, Inc.
3.70%, 02/22/30	3,070	2,945,284
4.90%, 03/27/28	419	420,187
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	30	30,951
AXA SA, 8.60%, 12/15/30	1,890	2,170,068
Axis Specialty Finance LLC
3.90%, 07/15/29	190	185,493
4.90%, 01/15/40, (5-year CMT + 3.19%)(c)	360	350,969
Axis Specialty Finance PLC, 4.00%, 12/06/27	30	29,737
Brighthouse Financial, Inc., 3.70%, 06/22/27(b)	30	29,603
CNO Financial Group, Inc., 5.25%, 05/30/29(b)	1,237	1,245,215
Equitable Holdings, Inc., 4.35%, 04/20/28	436	434,203
Hartford Insurance Group, Inc., 2.80%, 08/19/29	3,835	3,633,306
Lincoln National Corp., 3.80%, 03/01/28(b)	280	276,568
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	20	18,127
4.38%, 03/15/29	120	119,817
4.55%, 11/08/27	310	311,227
4.65%, 03/15/30	450	450,629
MetLife, Inc., 4.55%, 03/23/30	930	935,289
Principal Financial Group, Inc., 3.70%, 05/15/29	140	136,826
Progressive Corp.(The)
3.20%, 03/26/30(b)	2,650	2,532,537
4.00%, 03/01/29	255	253,370
4.60%, 03/26/31(b)	115	115,068
6.63%, 03/01/29	40	42,401
Prudential Financial, Inc.
2.10%, 03/10/30(b)	1,700	1,565,351
3.70%, 10/01/50, (5-year CMT + 3.04%)(c)	465	427,220
3.88%, 03/27/28	1,142	1,133,882
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(b)(c)	589	577,882
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(b)(c)	866	865,986
Prudential Funding Asia PLC, 3.13%, 04/14/30	865	822,069
Willis North America, Inc.
2.95%, 09/15/29	46	43,649
4.50%, 09/15/28	686	684,916
4.55%, 03/15/31	320	315,367
4.65%, 06/15/27	100	100,271
		25,076,268
Security	Par (000)	Value
Internet — 0.5%
Alibaba Group Holding Ltd., 3.40%, 12/06/27(b)	$1,153	$1,140,175
Amazon.com, Inc.
1.65%, 05/12/28	115	109,789
3.15%, 08/22/27	270	267,277
3.45%, 04/13/29	10	9,796
4.25%, 03/13/31	950	939,188
4.55%, 12/01/27	1,305	1,314,857
Baidu, Inc., 4.38%, 03/29/28	455	454,699
eBay, Inc.
2.70%, 03/11/30	145	134,744
3.60%, 06/05/27	488	484,504
MercadoLibre, Inc., 3.13%, 01/14/31	435	398,965
Uber Technologies, Inc., 4.15%, 01/15/31	730	714,050
Weibo Corp., 3.38%, 07/08/30	5	4,700
		5,972,744
Iron & Steel — 0.1%
Nucor Corp., 3.95%, 05/01/28	942	935,510
Steel Dynamics, Inc.
1.65%, 10/15/27	15	14,457
4.00%, 12/15/28	275	271,720
		1,221,687
Leisure Time — 0.0%
Brunswick Corp/DE, 5.85%, 03/18/29(b)	25	25,656
Lodging — 0.3%
Choice Hotels International, Inc.
3.70%, 12/01/29	650	623,699
3.70%, 01/15/31(b)	460	433,586
Las Vegas Sands Corp.
5.30%, 05/15/31	225	225,028
6.00%, 06/14/30	1,075	1,108,965
Sands China Ltd.
2.85%, 03/08/29	302	287,052
4.38%, 06/18/30	90	87,935
5.40%, 08/08/28	1,316	1,331,630
		4,097,895
Machinery — 2.6%
Caterpillar Financial Services Corp.
1.10%, 09/14/27(b)	90	86,722
3.60%, 08/12/27	70	69,628
4.15%, 01/08/31(b)	255	251,376
4.38%, 08/16/29	220	220,161
4.40%, 10/15/27	80	80,325
4.40%, 03/03/28	170	170,586
4.60%, 11/15/27	55	55,375
4.70%, 11/15/29	925	934,573
4.80%, 01/08/30	235	239,564
4.85%, 02/27/29	345	349,856
Series L, 4.20%, 05/15/28	425	425,079
Series L, 4.30%, 05/15/29	425	425,173
Series L, 4.50%, 05/15/31	275	274,481
Caterpillar, Inc.
2.60%, 09/19/29	135	127,806
2.60%, 04/09/30(b)	35	32,835
CNH Industrial Capital LLC
4.38%, 03/07/31	100	98,045
4.50%, 10/08/27	590	590,165
4.50%, 10/16/30	2,785	2,750,205
4.55%, 04/10/28(b)	650	649,407
4.75%, 03/21/28	475	476,526

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
5.10%, 04/20/29	$1,825	$1,845,752
5.50%, 01/12/29	982	1,002,438
CNH Industrial NV, 3.85%, 11/15/27	4,772	4,730,683
Deere & Co., 3.10%, 04/15/30	20	19,063
Flowserve Corp., 3.50%, 10/01/30	35	33,041
IDEX Corp.
3.00%, 05/01/30	200	187,786
4.95%, 09/01/29	485	488,932
Ingersoll Rand, Inc.
5.18%, 06/15/29	5	5,100
5.40%, 08/14/28	6	6,112
John Deere Capital Corp.
1.45%, 01/15/31	510	445,446
1.50%, 03/06/28	838	800,270
2.45%, 01/09/30(b)	45	42,110
2.80%, 09/08/27	65	63,987
2.80%, 07/18/29	367	350,623
3.05%, 01/06/28	60	58,971
3.35%, 04/18/29	80	78,028
3.45%, 03/07/29	112	109,708
4.15%, 09/15/27	126	126,139
4.38%, 10/15/30	255	253,828
4.50%, 01/16/29	141	141,844
4.70%, 06/10/30	55	55,506
4.75%, 01/20/28	907	916,123
4.85%, 06/11/29	498	505,554
4.90%, 06/11/27	10	10,090
4.90%, 03/03/28	700	707,982
4.95%, 07/14/28(b)	1,123	1,141,847
Series I, 3.90%, 03/09/29	275	272,077
Series I, 4.20%, 03/10/31	180	177,651
Series I, 4.55%, 06/05/30	65	65,240
Oshkosh Corp.
3.10%, 03/01/30	2,510	2,361,717
4.60%, 05/15/28	2,534	2,533,797
Otis Worldwide Corp., 5.25%, 08/16/28	145	147,553
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	35	35,070
4.90%, 05/29/30	225	226,997
Xylem, Inc./New York
1.95%, 01/30/28	1,286	1,236,924
2.25%, 01/30/31(b)	2,540	2,291,166
		31,783,043
Manufacturing — 0.9%
3M Co.
2.38%, 08/26/29	1,895	1,776,916
2.88%, 10/15/27	2,860	2,807,900
3.05%, 04/15/30	1,270	1,202,790
3.38%, 03/01/29	701	681,534
3.63%, 09/14/28	900	888,336
4.80%, 03/15/30	1,180	1,190,381
Pentair Finance SARL, 4.50%, 07/01/29	2,650	2,634,956
Teledyne Technologies, Inc., 2.25%, 04/01/28	5	4,804
Textron, Inc., 3.38%, 03/01/28	10	9,809
		11,197,426
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	1,485	1,386,177
3.75%, 02/15/28	510	501,315
Security	Par (000)	Value
Media (continued)
4.20%, 03/15/28	$240	$237,410
5.05%, 03/30/29	20	19,996
6.10%, 06/01/29	10	10,294
Comcast Corp.
3.15%, 02/15/28	565	554,712
3.55%, 05/01/28	30	29,586
4.15%, 10/15/28	30	29,913
4.55%, 01/15/29	84	84,364
5.10%, 06/01/29	220	224,352
Fox Corp., 4.71%, 01/25/29	136	136,416
Walt Disney Co. (The), 2.20%, 01/13/28	1,072	1,042,010
		4,256,545
Oil & Gas — 1.2%
BP Capital Markets America, Inc.
3.63%, 04/06/30	55	53,427
3.94%, 09/21/28	15	14,864
4.23%, 11/06/28(b)	65	64,783
4.70%, 04/10/29	65	65,468
5.02%, 11/17/27	60	60,655
BP Capital Markets PLC
3.28%, 09/19/27	55	54,521
3.72%, 11/28/28(b)	20	19,687
ConocoPhillips Co.
4.70%, 01/15/30	700	704,968
6.95%, 04/15/29	245	261,769
Diamondback Energy, Inc.
3.50%, 12/01/29	250	242,476
5.15%, 01/30/30	790	805,596
Eni USA, Inc., 7.30%, 11/15/27	10	10,392
EQT Corp.
3.90%, 10/01/27	1,125	1,117,456
4.75%, 01/15/31(b)	60	59,648
5.00%, 01/15/29(b)	560	564,421
5.70%, 04/01/28	248	253,041
7.00%, 02/01/30	355	378,502
7.50%, 06/01/30	40	43,295
Hess Corp., 7.88%, 10/01/29	535	591,760
Marathon Petroleum Corp.
3.80%, 04/01/28	10	9,876
5.15%, 03/01/30	130	132,207
Ovintiv, Inc., 8.13%, 09/15/30	630	705,483
Phillips 66 Co.
3.15%, 12/15/29	235	223,806
3.75%, 03/01/28	390	385,219
3.90%, 03/15/28	611	605,430
4.95%, 12/01/27	65	65,520
Shell Finance U.S., Inc., 3.88%, 11/13/28(a)	805	798,405
Shell International Finance BV, 3.88%, 11/13/28(b)	15	14,919
TotalEnergies Capital International SA
2.83%, 01/10/30	785	743,172
3.46%, 02/19/29	1,475	1,444,937
TotalEnergies Capital SA, 3.88%, 10/11/28	1,551	1,540,218
Valero Energy Corp.
2.15%, 09/15/27	110	107,126
4.00%, 04/01/29	68	66,931
4.35%, 06/01/28	10	9,979
5.15%, 02/15/30	315	320,609
Woodside Finance Ltd., 5.40%, 05/19/30	2,610	2,661,474
		15,202,040

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	$30	$28,750
3.34%, 12/15/27	210	207,114
4.49%, 05/01/30	5	4,986
		240,850
Packaging & Containers — 0.1%
Amcor Finance USA, Inc., 4.50%, 05/15/28	10	9,997
Amcor Flexibles North America, Inc., 2.63%, 06/19/30	780	718,258
Amcor Group Finance PLC, 5.45%, 05/23/29	70	71,690
AptarGroup, Inc., 4.75%, 03/30/31	195	193,432
Berry Global, Inc., 5.50%, 04/15/28	65	66,089
WestRock MWV LLC, 7.95%, 02/15/31	40	45,083
WRKCo, Inc.
3.90%, 06/01/28	299	295,510
4.00%, 03/15/28	20	19,849
4.90%, 03/15/29(b)	112	112,800
		1,532,708
Pharmaceuticals — 3.3%
AbbVie, Inc.
3.20%, 11/21/29	785	753,909
3.78%, 03/03/28	595	590,262
4.13%, 03/15/31	445	436,662
4.25%, 11/14/28	195	194,957
4.80%, 03/15/29(b)	210	212,339
4.88%, 03/15/30	2,210	2,241,258
Astrazeneca Finance LLC
1.75%, 05/28/28(b)	1,583	1,510,728
4.00%, 03/02/31	260	254,494
4.85%, 02/26/29	25	25,338
4.88%, 03/03/28	435	440,086
4.90%, 03/03/30	10	10,163
AstraZeneca PLC, 3.13%, 06/12/27	20	19,837
Becton Dickinson & Co., 4.87%, 02/08/29(b)	100	100,816
Bristol-Myers Squibb Co.
1.13%, 11/13/27	390	374,304
3.90%, 02/20/28	5	4,982
4.90%, 02/22/29	15	15,267
Cardinal Health, Inc.
3.41%, 06/15/27	225	222,918
4.50%, 09/15/30	1,490	1,477,022
5.00%, 11/15/29	2,520	2,549,743
5.13%, 02/15/29	1,630	1,654,063
Cencora, Inc.
2.70%, 03/15/31	745	680,244
2.80%, 05/15/30	245	228,656
3.45%, 12/15/27	40	39,453
3.95%, 02/13/29(b)	260	256,172
4.25%, 11/15/30(b)	200	196,360
4.85%, 12/15/29	410	413,341
CVS Health Corp.
1.30%, 08/21/27	160	154,146
3.75%, 04/01/30	55	53,256
4.30%, 03/25/28	2,314	2,306,662
5.00%, 01/30/29	83	83,920
5.13%, 02/21/30	40	40,558
6.25%, 06/01/27	95	96,802
Eli Lilly & Co.
4.15%, 05/20/29	120	119,820
Security	Par (000)	Value
Pharmaceuticals (continued)
4.38%, 05/20/31	$225	$223,914
4.75%, 02/12/30	250	253,545
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	295	287,290
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	589	585,689
4.50%, 04/15/30	835	837,500
McKesson Corp.
3.95%, 02/16/28	65	64,576
4.25%, 09/15/29	30	29,808
4.65%, 05/30/30	290	290,780
4.90%, 07/15/28	525	531,648
Merck & Co., Inc.
1.70%, 06/10/27	5	4,887
1.90%, 12/10/28	115	108,683
3.40%, 03/07/29	79	77,161
3.85%, 03/15/29	225	222,653
4.05%, 05/17/28(b)	525	524,042
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	116	120,668
Novartis Capital Corp.
2.20%, 08/14/30	4,365	3,989,199
3.80%, 09/18/29	560	550,312
3.90%, 11/05/28	415	412,150
4.10%, 03/16/29(b)	420	417,633
4.10%, 11/05/30	2,635	2,593,700
4.40%, 03/18/31	490	487,641
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 05/19/28	1,011	1,014,113
Pfizer, Inc.
3.45%, 03/15/29	42	41,080
3.60%, 09/15/28(b)	25	24,683
4.20%, 11/15/30	310	307,093
Pharmacia LLC, 6.60%, 12/01/28	15	15,789
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	15	15,158
Viatris, Inc.
2.30%, 06/22/27	170	165,849
2.70%, 06/22/30	200	182,758
Zoetis, Inc.
2.00%, 05/15/30	3,540	3,201,599
3.00%, 09/12/27	3,450	3,395,305
3.90%, 08/20/28	1,510	1,491,487
4.15%, 08/17/28(b)	555	551,835
		40,778,766
Pipelines — 4.8%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	3,467	3,366,569
5.13%, 06/30/27	2,272	2,281,774
Cheniere Energy, Inc., 4.63%, 10/15/28	6,795	6,786,685
DCP Midstream Operating LP, 5.63%, 07/15/27	55	55,581
Enbridge, Inc.
3.13%, 11/15/29(b)	1,150	1,096,517
3.70%, 07/15/27(b)	325	322,734
4.20%, 11/20/28	250	248,335
4.50%, 02/15/31(b)	320	316,372
4.60%, 06/20/28	150	150,401
4.85%, 03/27/31	525	526,912
4.90%, 06/20/30	215	216,525
5.30%, 04/05/29	1,030	1,049,906
6.00%, 11/15/28	1,668	1,724,916
7.38%, 03/15/55, (5-year CMT + 3.12%)(b)(c)	945	999,180

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Energy Transfer LP
5.25%, 07/01/29	$25	$25,465
5.55%, 02/15/28	815	828,488
Enterprise Products Operating LLC
4.15%, 10/16/28(b)	160	159,520
4.60%, 01/15/31	170	169,861
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(b)(c)	441	439,637
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.29%)(c)	504	502,867
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31	30	33,323
Kinder Morgan, Inc.
2.00%, 02/15/31	2,600	2,307,315
4.30%, 03/01/28	1,477	1,476,696
5.00%, 02/01/29	1,381	1,398,854
5.10%, 08/01/29	1,546	1,569,919
5.15%, 06/01/30	2,690	2,747,219
MPLX LP
4.00%, 03/15/28	455	451,462
4.25%, 12/01/27	50	49,863
4.80%, 02/15/29	50	50,263
ONEOK, Inc.
3.10%, 03/15/30	815	769,928
3.25%, 06/01/30	220	207,909
3.40%, 09/01/29	1,172	1,126,202
4.00%, 07/13/27	1,602	1,596,002
4.25%, 09/24/27	100	99,783
4.35%, 03/15/29	1,024	1,016,821
4.40%, 10/15/29(b)	915	907,892
4.55%, 07/15/28	475	475,212
5.38%, 06/01/29	1,006	1,023,139
5.65%, 11/01/28	765	782,689
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	80	79,678
Targa Resources Corp.
4.35%, 01/15/29	255	253,930
4.35%, 04/15/31	1,225	1,200,090
4.90%, 09/15/30	205	206,291
5.20%, 07/01/27(b)	35	35,281
6.15%, 03/01/29	1,959	2,037,109
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28(b)	676	676,113
5.50%, 03/01/30	65	65,801
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28(b)	30	31,643
TransCanada PipeLines Ltd.
4.10%, 04/15/30	905	886,274
4.25%, 05/15/28	85	84,639
7.00%, 06/01/65, (5-year CMT + 2.61%)(b)(c)	725	746,364
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	30	29,755
Valero Energy Partners LP, 4.50%, 03/15/28	2	2,000
Western Midstream Operating LP
4.05%, 02/01/30	1,835	1,782,571
4.50%, 03/01/28	748	747,035
4.75%, 08/15/28	798	798,771
4.80%, 03/01/31(b)	175	173,836
6.35%, 01/15/29	1,264	1,313,536
Williams Companies, Inc.(The)
2.60%, 03/15/31	4,045	3,668,111
Security	Par (000)	Value
Pipelines (continued)
3.50%, 11/15/30	$770	$732,296
3.75%, 06/15/27	65	64,681
4.63%, 06/30/30	530	529,635
4.80%, 11/15/29	920	926,886
4.90%, 03/15/29	1,585	1,599,310
5.30%, 08/15/28	850	865,179
Series A, 7.50%, 01/15/31	215	239,446
		59,134,997
Real Estate — 0.4%
CBRE Services, Inc.
4.80%, 06/15/30	1,790	1,794,928
5.50%, 04/01/29	1,612	1,650,887
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	1,120	1,175,844
		4,621,659
Real Estate Investment Trusts — 5.6%
American Tower Corp.
1.50%, 01/31/28	790	752,866
1.88%, 10/15/30	840	746,519
2.10%, 06/15/30	1,135	1,027,371
2.70%, 04/15/31	1,080	983,014
2.90%, 01/15/30	2,750	2,587,575
3.55%, 07/15/27	196	194,407
3.60%, 01/15/28	260	256,499
3.80%, 08/15/29	842	822,836
3.95%, 03/15/29	1,715	1,687,428
4.90%, 03/15/30(b)	830	837,428
5.00%, 01/31/30	200	202,342
5.20%, 02/15/29	443	450,040
5.25%, 07/15/28	349	354,087
5.50%, 03/15/28	283	287,695
5.80%, 11/15/28(b)	966	992,884
AvalonBay Communities, Inc.
1.90%, 12/01/28	945	889,332
2.30%, 03/01/30	55	50,759
3.20%, 01/15/28	325	319,249
3.30%, 06/01/29	150	144,983
4.35%, 12/01/30	185	183,082
Boston Properties LP
2.90%, 03/15/30	325	303,028
3.25%, 01/30/31	155	143,922
3.40%, 06/21/29	1,075	1,033,028
4.50%, 12/01/28	1,650	1,645,017
6.75%, 12/01/27	765	788,422
Brixmor Operating Partnership LP
2.25%, 04/01/28	15	14,404
4.05%, 07/01/30	740	719,843
COPT Defense Properties LP
2.00%, 01/15/29(b)	1,255	1,174,217
4.50%, 10/15/30	150	147,442
Crown Castle, Inc.
2.10%, 04/01/31	970	852,622
2.25%, 01/15/31	1,955	1,741,091
3.10%, 11/15/29	574	544,565
3.30%, 07/01/30	270	254,809
3.65%, 09/01/27	233	230,823
3.80%, 02/15/28	3,185	3,147,031
4.30%, 02/15/29	760	753,437
4.80%, 09/01/28	1,205	1,211,312
4.90%, 09/01/29	774	778,243
5.00%, 01/11/28	1,156	1,164,761

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.60%, 06/01/29(b)	$1,456	$1,491,467
Digital Realty Trust LP
3.60%, 07/01/29	4,066	3,948,466
3.70%, 08/15/27	1,704	1,689,528
4.45%, 07/15/28	2,357	2,354,022
5.55%, 01/15/28	740	752,153
DOC DR LLC, 3.95%, 01/15/28	189	187,260
EPR Properties, 4.50%, 06/01/27	385	384,731
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 03/15/31	2,205	2,165,851
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	3,500	3,466,790
Equinix, Inc.
1.55%, 03/15/28	519	493,379
1.80%, 07/15/27	158	153,547
2.00%, 05/15/28	235	224,369
2.15%, 07/15/30	2,205	1,989,319
2.50%, 05/15/31	680	610,408
3.20%, 11/18/29(b)	3,216	3,070,503
ERP Operating LP, 3.50%, 03/01/28(b)	240	236,390
Federal Realty OP LP
3.20%, 06/15/29	125	119,867
3.25%, 07/15/27	1,365	1,347,224
5.38%, 05/01/28	1,130	1,146,726
Healthpeak OP LLC
2.13%, 12/01/28(b)	845	797,717
2.88%, 01/15/31	30	27,577
3.00%, 01/15/30	226	213,066
3.50%, 07/15/29(b)	70	67,621
Highwoods Realty LP
4.13%, 03/15/28	310	305,996
4.20%, 04/15/29	20	19,595
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	135	128,408
Series I, 3.50%, 09/15/30	545	513,822
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	100	94,748
Kilroy Realty LP
3.05%, 02/15/30	40	36,824
4.75%, 12/15/28	60	59,451
LXP Industrial Trust
2.70%, 09/15/30	15	13,670
6.75%, 11/15/28	3	3,123
Omega Healthcare Investors, Inc.
4.75%, 01/15/28	290	290,387
5.20%, 07/01/30	125	125,740
Piedmont Operating Partnership LP, 3.15%, 08/15/30	250	228,324
Prologis LP
1.63%, 03/15/31(b)	80	69,851
1.75%, 07/01/30(b)	1,415	1,267,887
1.75%, 02/01/31	80	70,334
2.25%, 04/15/30	180	165,725
3.38%, 12/15/27	695	686,057
3.88%, 09/15/28	130	128,573
4.00%, 09/15/28	368	364,976
4.38%, 02/01/29	342	341,816
4.88%, 06/15/28	1,134	1,145,909
Public Storage Operating Co.
1.85%, 05/01/28	5	4,781
3.39%, 05/01/29	95	92,460
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.13%, 01/15/29(b)	$10	$10,200
Rayonier LP, 2.75%, 05/17/31	65	58,523
Realty Income Corp.
3.40%, 01/15/28(b)	370	364,515
3.65%, 01/15/28	115	113,822
3.95%, 02/01/29	160	157,872
4.75%, 02/15/29	30	30,195
Simon Property Group LP
1.75%, 02/01/28	780	748,413
4.30%, 01/15/31	200	197,011
Store Capital LLC
4.50%, 03/15/28	130	129,265
4.63%, 03/15/29	10	9,904
4.95%, 02/11/31	150	148,485
5.40%, 04/30/30	105	105,901
Ventas Realty LP
4.00%, 03/01/28	35	34,701
4.40%, 01/15/29	151	150,393
VICI Properties LP
4.75%, 02/15/28(b)	310	310,540
4.75%, 04/01/28	35	35,007
4.95%, 02/15/30	60	60,007
Welltower OP LLC
2.05%, 01/15/29	540	508,293
3.10%, 01/15/30	85	80,790
4.13%, 03/15/29	648	642,687
4.25%, 04/15/28	405	404,397
4.50%, 07/01/30	465	463,304
Weyerhaeuser Co.
4.00%, 11/15/29	70	68,544
4.00%, 04/15/30	660	642,538
6.95%, 10/01/27	216	222,348
		69,212,506
Retail — 2.4%
AutoNation, Inc.
1.95%, 08/01/28	75	70,774
3.80%, 11/15/27	50	49,464
4.45%, 01/15/29	120	118,938
4.75%, 06/01/30(b)	660	656,658
Best Buy Co., Inc.
1.95%, 10/01/30(b)	2,205	1,964,408
4.45%, 10/01/28	4,112	4,112,309
Genuine Parts Co.
1.88%, 11/01/30	1,590	1,381,919
4.95%, 08/15/29	485	483,279
6.50%, 11/01/28	175	181,106
Home Depot, Inc.(The)
0.90%, 03/15/28	177	167,347
1.50%, 09/15/28	1,092	1,029,853
2.70%, 04/15/30	1,060	996,707
2.80%, 09/14/27	1,084	1,066,546
2.95%, 06/15/29	1,332	1,280,936
3.75%, 09/15/28(b)	140	138,725
3.90%, 12/06/28(b)	633	629,193
3.95%, 09/15/30	160	157,247
4.75%, 06/25/29	1,075	1,088,206
4.88%, 06/25/27	65	65,581
4.90%, 04/15/29(b)	748	759,689
Lowe's Companies, Inc.
1.30%, 04/15/28	462	436,804
1.70%, 09/15/28	440	414,242

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
1.70%, 10/15/30	$750	$663,424
2.63%, 04/01/31	1,670	1,523,019
3.65%, 04/05/29	1,339	1,309,519
3.95%, 10/15/27	465	463,103
4.00%, 10/15/28	460	455,559
4.25%, 03/15/31	830	814,495
4.50%, 04/15/30	1,300	1,299,172
6.50%, 03/15/29	265	278,948
McDonald's Corp.
2.13%, 03/01/30	45	41,323
2.63%, 09/01/29	25	23,691
3.50%, 07/01/27	20	19,854
3.80%, 04/01/28	65	64,476
4.60%, 05/15/30	150	150,895
4.80%, 08/14/28	95	95,876
5.00%, 05/17/29	55	55,949
Starbucks Corp.
2.25%, 03/12/30	10	9,187
3.50%, 03/01/28	40	39,446
4.00%, 11/15/28	5	4,950
Target Corp.
2.35%, 02/15/30	990	920,340
3.38%, 04/15/29	40	39,036
Tractor Supply Co., 1.75%, 11/01/30	5,435	4,792,954
		30,315,147
Semiconductors — 3.0%
Analog Devices, Inc., 4.50%, 06/15/30	1,650	1,648,484
Applied Materials, Inc.
1.75%, 06/01/30	1,295	1,166,151
4.00%, 01/15/31	1,735	1,698,087
4.80%, 06/15/29	3,117	3,159,853
Broadcom, Inc.
2.45%, 02/15/31	255	231,605
4.00%, 04/15/29(a)	210	207,566
4.15%, 11/15/30	90	88,442
4.20%, 10/15/30	245	241,243
4.30%, 01/15/31(b)	235	232,208
4.35%, 02/15/30	155	154,072
4.60%, 07/15/30	890	889,817
4.75%, 04/15/29	120	121,026
5.00%, 04/15/30	15	15,213
5.05%, 07/12/29	445	452,842
5.05%, 04/15/30	1,365	1,387,454
Intel Corp.
1.60%, 08/12/28	1,865	1,755,245
2.45%, 11/15/29	578	538,385
3.75%, 08/05/27	1,148	1,140,920
3.90%, 03/25/30	580	563,950
4.00%, 08/05/29	978	961,349
4.65%, 06/01/31	300	297,694
4.88%, 02/10/28	603	606,942
5.00%, 02/21/31	15	15,147
5.13%, 02/10/30	280	284,230
Lam Research Corp.
1.90%, 06/15/30	2,255	2,043,612
4.00%, 03/15/29	2,041	2,023,173
Marvell Technology, Inc.
2.45%, 04/15/28(b)	240	231,415
2.95%, 04/15/31	90	82,912
4.75%, 07/15/30	195	195,614
4.88%, 06/22/28	593	597,621
Security	Par (000)	Value
Semiconductors (continued)
5.75%, 02/15/29(b)	$445	$457,761
NVIDIA Corp.
1.55%, 06/15/28	1,769	1,683,100
2.85%, 04/01/30(b)	1,525	1,446,766
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	1,405	1,436,076
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/30	2,390	2,281,009
4.30%, 08/19/28	360	358,586
4.30%, 06/18/29	977	968,469
Texas Instruments, Inc.
1.75%, 05/04/30	265	239,585
2.25%, 09/04/29	1,277	1,196,168
2.90%, 11/03/27(b)	670	659,316
4.50%, 05/23/30	175	175,728
4.60%, 02/15/28(b)	1,995	2,008,520
4.60%, 02/08/29	1,598	1,615,541
TSMC Arizona Corp., 4.13%, 04/22/29	280	278,692
		37,837,589
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	1,075	1,018,143
3.48%, 12/01/27(b)	885	872,158
5.35%, 01/15/30	75	76,458
		1,966,759
Software — 3.5%
Adobe, Inc.
2.30%, 02/01/30	3,125	2,894,996
4.75%, 01/17/28	345	347,685
4.80%, 04/04/29(b)	642	649,983
4.95%, 01/17/30	545	553,454
Atlassian Corp., 5.25%, 05/15/29	255	257,936
Autodesk, Inc.
2.85%, 01/15/30	4,115	3,866,560
3.50%, 06/15/27	1,860	1,843,590
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	590	527,401
2.90%, 12/01/29	1,819	1,705,641
Cadence Design Systems, Inc.
4.20%, 09/10/27	3,680	3,673,851
4.30%, 09/10/29	1,760	1,749,613
Concentrix Corp., 6.60%, 08/02/28(b)	337	335,727
Fidelity National Information Services, Inc.
1.65%, 03/01/28	300	285,137
3.75%, 05/21/29	22	21,377
4.80%, 03/10/31	605	600,563
Fiserv, Inc.
2.65%, 06/01/30	5	4,580
3.50%, 07/01/29(b)	5	4,808
4.20%, 10/01/28	10	9,895
Intuit, Inc.
1.35%, 07/15/27(b)	275	266,491
1.65%, 07/15/30(b)	2,800	2,488,355
5.13%, 09/15/28	1,415	1,436,457
Oracle Corp.
2.30%, 03/25/28	1,495	1,431,615
2.88%, 03/25/31	1,600	1,432,908
2.95%, 04/01/30	465	428,684
3.25%, 11/15/27	418	410,026
3.25%, 05/15/30	135	125,976
4.45%, 09/26/30	1,570	1,521,629

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.50%, 05/06/28(b)	$425	$424,111
4.65%, 05/06/30	60	59,034
4.95%, 02/04/31	1,350	1,327,152
Roper Technologies, Inc.
1.40%, 09/15/27(b)	380	365,787
4.45%, 09/15/30(b)	170	167,478
Salesforce, Inc.
1.50%, 07/15/28	70	65,935
3.70%, 04/11/28	1,051	1,039,039
4.50%, 03/15/28	1,775	1,777,863
4.65%, 03/15/29	1,775	1,778,687
ServiceNow, Inc.
1.40%, 09/01/30	3,790	3,328,257
4.25%, 05/15/28(b)	110	109,991
Synopsys, Inc.
4.65%, 04/01/28	625	627,528
4.85%, 04/01/30	3,035	3,051,266
Workday, Inc., 3.70%, 04/01/29	827	806,221
		43,803,287
Telecommunications — 1.7%
America Movil SAB de CV
2.88%, 05/07/30	80	74,547
3.63%, 04/22/29	115	111,696
AT&T, Inc.
1.65%, 02/01/28	1,615	1,545,599
4.10%, 02/15/28	575	572,663
4.35%, 03/01/29	40	39,895
British Telecommunications PLC, 5.13%, 12/04/28	1,165	1,178,601
Cisco Systems, Inc., 4.85%, 02/26/29	90	91,313
Juniper Networks, Inc., 3.75%, 08/15/29	320	310,493
Koninklijke KPN NV, 8.38%, 10/01/30	3,740	4,272,464
Motorola Solutions, Inc.
2.30%, 11/15/30	35	31,618
4.60%, 05/23/29	15	15,023
4.85%, 08/15/30	20	20,104
Nokia OYJ, 4.38%, 06/12/27	4,570	4,553,076
Rogers Communications, Inc., 5.00%, 02/15/29	220	221,722
TELUS Corp., 3.70%, 09/15/27	225	222,741
T-Mobile USA, Inc.
2.05%, 02/15/28	635	611,159
2.40%, 03/15/29	20	18,906
2.63%, 02/15/29	20	19,051
3.38%, 04/15/29	35	33,964
4.85%, 01/15/29	15	15,133
Verizon Communications, Inc.
1.75%, 01/20/31	175	154,449
2.10%, 03/22/28	1,481	1,424,476
2.55%, 03/21/31	4,760	4,342,766
3.88%, 02/08/29	150	148,345
4.33%, 09/21/28	878	878,091
		20,907,895
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.
3.50%, 09/15/27	760	751,101
4.65%, 03/12/31(b)	85	84,057
		835,158
Transportation — 1.5%
Canadian National Railway Co.
4.35%, 05/12/29	110	109,747
6.90%, 07/15/28	652	685,696
Security	Par (000)	Value
Transportation (continued)
Canadian Pacific Railway Co.
4.00%, 06/01/28(b)	$10	$9,924
4.80%, 03/30/30	100	100,877
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	3,488	3,463,060
CSX Corp.
2.40%, 02/15/30	235	218,173
3.25%, 06/01/27	45	44,574
3.80%, 03/01/28	265	262,901
4.25%, 03/15/29	370	368,517
GXO Logistics, Inc., 6.25%, 05/06/29	621	642,108
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	955	962,187
Norfolk Southern Corp.
3.15%, 06/01/27	25	24,731
3.80%, 08/01/28	10	9,886
Ryder System, Inc.
4.30%, 06/15/27	460	459,533
4.30%, 12/01/30	2,105	2,070,259
4.85%, 06/15/30	835	841,025
4.90%, 12/01/29	200	201,645
4.95%, 09/01/29(b)	759	767,352
5.00%, 03/15/30	585	592,361
5.25%, 06/01/28	1,330	1,349,374
5.38%, 03/15/29	1,547	1,580,804
5.50%, 06/01/29	707	724,528
5.65%, 03/01/28	155	158,209
6.30%, 12/01/28	605	629,590
Union Pacific Corp.
2.40%, 02/05/30	1,080	1,005,287
3.70%, 03/01/29(b)	250	246,091
3.95%, 09/10/28	325	322,782
6.63%, 02/01/29	140	148,207
		17,999,428
Trucking & Leasing — 0.3%
GATX Corp.
3.50%, 03/15/28	1,790	1,759,392
4.00%, 06/30/30	240	233,877
4.55%, 11/07/28	366	365,478
4.70%, 04/01/29	1,822	1,826,117
		4,184,864
Venture Capital — 0.0%
Hercules Capital, Inc., 6.00%, 06/16/30(b)	410	409,955
Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27	26	25,605
3.75%, 09/01/28	510	503,076
Essential Utilities, Inc.
2.70%, 04/15/30	20	18,587
3.57%, 05/01/29	285	276,599
4.80%, 08/15/27	175	175,675
United Utilities PLC, 6.88%, 08/15/28	10	10,462
		1,010,004
Total Long-Term Investments — 98.5% (Cost: $1,218,291,454)		1,222,328,050

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(d)(e)(f)	44,175,299	$44,188,552
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.58%(d)(e)	4,520,000	4,520,000
Total Short-Term Securities — 3.9% (Cost: $48,697,026)		48,708,552
Total Investments — 102.4% (Cost: $1,266,988,480)		1,271,036,602
Liabilities in Excess of Other Assets — (2.4)%		(30,102,502)
Net Assets — 100.0%		$1,240,934,100

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$51,661,658	$—	$(7,462,444)(a)	$(5,877)	$(4,785)	$44,188,552	44,175,299	$27,406 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,370,000	2,150,000 (a)	—	—	—	4,520,000	4,520,000	27,466	—
				$(5,877)	$(4,785)	$48,708,552		$54,872	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,222,328,050	$—	$1,222,328,050
Short-Term Securities
Money Market Funds	48,708,552	—	—	48,708,552
	$48,708,552	$1,222,328,050	$—	$1,271,036,602

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate